UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2010

Date of reporting period:	October 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Annual Report

October 31, 2010

2010 Annual Report

October 31, 2010

Table of Contents

Shareholders’ Letter	2
Performance Summary	3
Expense Examples	4
Investment Advisory Agreement Approval	6
Investment Overviews & Portfolios of Investments:
Money Market Portfolio	8
Prime Portfolio	13
Government Portfolio	20
Government Securities Portfolio	24
Treasury Portfolio	27
Treasury Securities Portfolio	31
Tax-Exempt Portfolio	34
Statements of Assets and Liabilities	41
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	56
Notes to Financial Statements	71
Report of Independent Registered Public Accounting Firm	76
Federal Income Tax Information	77
U.S. Privacy Policy	78
Trustee and Officer Information	81

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds. To receive a prospectus and/or Statement of Additional Information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call toll free 1-(888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

2010 Annual Report

October 31, 2010 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (“MSILF”) Annual Report for the year ended October 31, 2010. MSILF currently offers seven portfolios (Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. MSILF’s portfolios provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

Kevin Klingert

President and Principal Executive Officer

November 2010

2010 Annual Report

October 31, 2010 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of October 31, 2010, were as follows:

	Subsidized Yields
	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.23%	0.23%	0.18%	0.18%	0.13%	0.13%	0.08%	0.08%	0.01%	0.01%	0.01%	0.01%	0.08%	0.08%
Prime	0.20%	0.20%	0.15%	0.15%	0.10%	0.10%	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.05%	0.05%
Government	0.08%	0.08%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Government Securities	0.03%	0.03%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury	0.05%	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.12%	0.12%	0.07%	0.07%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

	Non-Subsidized Yields
	Institutional Class		Service Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Portfolios:
Money Market	0.18%	0.18%	0.13%	0.13%	0.08%	0.08%	0.03%	0.03%	-0.07%	-0.07%	-0.32%	-0.32%	0.03%	0.03%
Prime	0.14%	0.14%	0.09%	0.09%	0.04%	0.04%	-0.01%	-0.01%	-0.11%	-0.11%	-0.36%	-0.36%	-0.01%	-0.01%
Government	0.05%	0.05%	0.00%	0.00%	-0.05%	-0.05%	-0.10%	-0.10%	-0.20%	-0.20%	-0.45%	-0.45%	-0.10%	-0.10%
Government Securities	-0.03%	-0.03%	-0.08%	-0.08%	-0.13%	-0.13%	-0.18%	-0.18%	-0.28%	-0.28%	-0.53%	-0.53%	-0.18%	-0.18%
Treasury	0.00%	0.00%	-0.05%	-0.05%	-0.10%	-0.10%	-0.15%	-0.15%	-0.25%	-0.25%	-0.50%	-0.50%	-0.15%	-0.15%
Treasury Securities	-21.76%	-19.59%	-21.81%	-19.63%	-21.86%	-19.67%	-21.91%	-19.71%	-22.01%	-19.79%	-22.26%	-19.99%	-21.91%	-19.71%
Tax-Exempt	0.00%	0.00%	-0.05%	-0.05%	-0.10%	-0.10%	-0.15%	-0.15%	-0.25%	-0.25%	-0.50%	-0.50%	-0.15%	-0.15%

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance information for the 7-day effective yield assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment returns will fluctuate causing portfolio shares, when redeemed, to be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

Investments in the Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt Portfolios (the “Portfolios”) are neither insured nor guaranteed by the Federal Deposit Insurance Corporation. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios. Please read MSILF’s prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Portfolios than the total return. As with all money market portfolios, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2010 Annual Report

October 31, 2010 (unaudited)

Expense Examples

Expense Examples

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, shareholder administration plan fees (in the case of the Service, Investor and Administrative Classes), service and shareholder administration plan fees (in the case of the Advisory Class), distribution and shareholder service plan fees (in the case of the Participant and Cash Management Classes) and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended October 31, 2010 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Actual Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note F in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2010 Annual Report

October 31, 2010 (unaudited)

Expense Examples (cont’d)

				Actual		Net
	Beginning	Actual Ending		Expenses		Expense
	Account	Account	Hypothetical	Paid	Hypothetical	Ratio
	Value	Value	Ending Account	During	Expenses Paid	During
Portfolio	5/1/10	10/31/10	Value	Period*	During Period*	Period**
Money Market Institutional Class	$1,000.00	$1,001.10	$1,024.40	$0.81	$0.82	0.16%
Money Market Service Class	1,000.00	1,000.80	1,024.15	1.06	1.07	0.21
Money Market Investor Class	1,000.00	1,000.60	1,023.89	1.31	1.33	0.26
Money Market Administrative Class	1,000.00	1,000.30	1,023.64	1.56	1.58	0.31
Money Market Advisory Class	1,000.00	1,000.00	1,023.39	1.81	1.84	0.36
Money Market Participant Class	1,000.00	1,000.10	1,023.39	1.81	1.84	0.36
Money Market Cash Management Class	1,000.00	1,000.30	1,023.64	1.56	1.58	0.31
Prime Institutional Class	1,000.00	1,001.00	1,024.40	0.81	0.82	0.16
Prime Service Class	1,000.00	1,000.70	1,024.15	1.06	1.07	0.21
Prime Investor Class	1,000.00	1,000.50	1,023.89	1.31	1.33	0.26
Prime Administrative Class	1,000.00	1,000.20	1,023.64	1.56	1.58	0.31
Prime Advisory Class	1,000.00	1,000.00	1,023.49	1.71	1.73	0.34
Prime Participant Class	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Prime Cash Management Class	1,000.00	1,000.20	1,023.34	1.87	1.89	0.37
Government Institutional Class	1,000.00	1,000.40	1,024.40	0.81	0.82	0.16
Government Service Class	1,000.00	1,000.20	1,024.15	1.06	1.07	0.21
Government Investor Class	1,000.00	1,000.10	1,024.05	1.16	1.17	0.23
Government Administrative Class	1,000.00	1,000.00	1,024.00	1.21	1.22	0.24
Government Advisory Class	1,000.00	1,000.00	1,024.05	1.16	1.17	0.23
Government Participant Class	1,000.00	1,000.10	1,024.05	1.16	1.17	0.23
Government Cash Management Class	1,000.00	1,000.10	1,024.15	1.06	1.07	0.21
Government Securities Institutional Class	1,000.00	1,000.20	1,024.40	0.81	0.82	0.16
Government Securities Service Class	1,000.00	1,000.10	1,024.30	0.91	0.92	0.18
Government Securities Investor Class	1,000.00	1,000.10	1,024.35	0.86	0.87	0.17
Government Securities Administrative Class	1,000.00	1,000.10	1,024.30	0.91	0.92	0.18
Government Securities Advisory Class	1,000.00	1,000.10	1,024.30	0.91	0.92	0.18
Government Securities Participant Class	1,000.00	1,000.10	1,024.30	0.91	0.92	0.18
Government Securities Cash Management Class	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Treasury Institutional Class	1,000.00	1,000.30	1,024.40	0.81	0.82	0.16
Treasury Service Class	1,000.00	1,000.10	1,024.20	1.01	1.02	0.20
Treasury Investor Class	1,000.00	1,000.10	1,024.25	0.96	0.97	0.19
Treasury Administrative Class	1,000.00	1,000.10	1,024.20	1.01	1.02	0.20
Treasury Advisory Class	1,000.00	1,000.10	1,024.20	1.01	1.02	0.20
Treasury Participant Class	1,000.00	1,000.00	1,024.20	1.01	1.02	0.20
Treasury Cash Management Class	1,000.00	1,000.00	1,024.15	1.06	1.07	0.21
Treasury Securities Institutional Class	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14
Treasury Securities Service Class	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14
Treasury Securities Investor Class	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14
Treasury Securities Administrative Class	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14
Treasury Securities Advisory Class	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Treasury Securities Participant Class	1,000.00	1,000.10	1,024.45	0.76	0.77	0.15
Treasury Securities Cash Management Class	1,000.00	1,000.10	1,024.50	0.71	0.71	0.14
Tax-Exempt Institutional Class	1,000.00	1,000.60	1,024.30	0.91	0.92	0.18
Tax-Exempt Service Class	1,000.00	1,000.40	1,024.05	1.16	1.17	0.23
Tax-Exempt Investor Class	1,000.00	1,000.10	1,023.84	1.36	1.38	0.27
Tax-Exempt Administrative Class	1,000.00	1,000.10	1,023.74	1.46	1.48	0.29
Tax-Exempt Advisory Class	1,000.00	1,000.10	1,023.74	1.46	1.48	0.29
Tax-Exempt Participant Class	1,000.00	1,000.10	1,023.74	1.46	1.48	0.29
Tax-Exempt Cash Management Class	1,000.00	1,000.10	1,023.74	1.46	1.48	0.29

*

Expenses are calculated using each Portfolio Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the most recent one-half year period).

**	Annualized

2010 Annual Report

October 31, 2010 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2009, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performances of the Treasury and Government Portfolios were better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performances of the Prime, Money Market and Tax-Exempt Portfolios were below the peer group averages for the one-year periods but better than the peer group averages for the three- and five-year periods.

With respect to the Treasury Securities Portfolio, the Board noted that performance was better than its peer group average for the one-year period and below its peer group average since October 7, 2008, the inception of the Portfolio.

With respect to the Government Securities Portfolio, the Board noted that performance was below its peer group average for the one-year period and since March 19, 2008, the inception of the Portfolio.

Performance Conclusions

With respect to the Government and Treasury Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

With respect to the Tax-Exempt, Government Securities, Treasury Securities, Money Market and Prime Portfolios, after discussion, the Board concluded that performance was acceptable.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios’ total expense ratios.

The Board noted that the management fees and total expense ratios for all of the Portfolios (except the Money Market and Treasury Portfolios) were lower than the peer group averages.

With respect to the Money Market Portfolio, the Board noted that the management fee was equal to its peer group average and the total expense ratio was lower than its peer group average. With respect to the Treasury Portfolio, the Board noted that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Advisory Agreement Approval (cont’d)

Fee and Expense Conclusions

With respect to the Treasury Portfolio, after discussion, the Board concluded that: (i) the management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (ii) the total expense ratio was competitive with its peer group average. With respect to each of the remaining Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios’ total expense ratios and particularly the Portfolios’ management fee rates (which, for all the Portfolios do not include breakpoints). In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios’ operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Money Market Portfolio

The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. No individual security will have a remaining maturity in excess of 397 days, except for adjustment rate government securities with maturities in excess of 397 days.

Performance

For the fiscal year ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.18%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.23% (subsidized) and 0.18% (non-subsidized), while its 30-day moving average annualized yield was 0.23% (subsidized) and 0.17% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The U.S. economy rebounded significantly during the 12-month reporting period.  According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006.  In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter. The employment picture improved, albeit modestly. After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked. Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                  The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet.  However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end, and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                  On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight-week period, the proceeds of which would be transferred to the Fed and therefore, removed from the banking system.  On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks.  This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented.  The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                  On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.  Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7.  Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and therefore, we do not anticipate any further impact on our current management strategy.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Money Market Portfolio

Management Strategies

•                  As of October 31, 2010, the Portfolio had net assets of approximately $3.2 billion.  The Portfolio’s WAM and WAL were 32 days and 71 days, respectively.

•                  During the reporting period, we continued to emphasize purchasing high-quality corporate, financial, and banking obligations.  We focused on maintaining high levels of liquidity and a prudent weighted average maturity and weighted average life in an effort to guard the Portfolio against the uncertainty caused by volatility in the financial markets.  Our strategy in managing the Portfolio remained consistent with our long-term focus on capital preservation and very high liquidity and as in the past, we adhered to a conservative approach. We continue to review all eligible securities on our purchase list in an attempt to ensure that they continue to meet our high standards of minimal credit risk.

Portfolio Composition

Percentage of
Classification	Total Investments
Floating Rate Notes	27.6%
Repurchase Agreements	23.8
Commercial Paper	23.3
Certificates of Deposit	21.5
Other*	3.8
Total Investments	100.0%

* Industries representing less than 5% of total investments.

2010 Annual Report

October 31, 2010

Portfolio of Investments

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (21.5%)
International Banks (21.5%)
Credit Agricole Corporate and Investment Bank
0.31%, 2/4/11	$120,000	$120,000
Credit Industriel et Commercial
0.50%, 1/5/11	190,000	190,000
KBC Bank N.V.
0.35%, 11/1/10	190,000	190,000
Skandinaviska Enskilda
0.30%, 11/12/10	190,000	190,000
Total Certificates of Deposit (Cost $690,000)		690,000

Commercial Paper (23.3%)
International Banks (23.3%)
ABN Amro Funding USA LLC,
0.33%, 1/18/11 - 1/21/11 (a)	79,000	78,943
0.33%, 12/15/10 (a)(b)	20,000	19,992
0.28%, 11/12/10 (a)(b)	77,500	77,493
Banco Bilbao Vizcaya Argentaria SA
0.26%, 11/4/10 (a)(b)	133,000	132,997
BPCE SA,
0.63%, 12/9/10 (a)(b)	65,000	64,958
0.65%, 1/4/11 (a)(b)	20,000	19,977
Lloyds TSB Bank PLC
0.46%, 4/4/11 (a)	40,000	39,923
Nordea North America, Inc.,
0.27%, 1/13/11 - 1/14/11 (a)	190,000	189,895
Svenska Handelsbanken
0.27%, 1/11/11 (a)	28,000	27,985
Unicredit Delaware
0.34%, 11/15/10 (a)(b)	95,000	94,988
Total Commercial Paper (Cost $747,151)		747,151

Floating Rate Notes (27.6%)
International Banks (21.1%)
Barclays Bank PLC
0.44%, 1/19/11	105,000	105,000
BNP Paribas
0.49%, 12/23/10	65,000	65,000
Lloyds TSB Bank PLC
0.46%, 1/31/11	140,000	140,000
Natixis
0.36%, 11/19/10	85,000	85,000
Royal Bank of Scotland PLC/Greenwich CT,
0.44%, 11/23/10	30,000	30,000
0.51%, 11/10/10	115,000	115,000
Societe Generale N.A., Inc.,
1.33%, 11/5/10	91,000	91,000
0.64%, 12/22/10	45,000	45,000
		676,000
U.S. Agency Securities (6.5%)
Federal Home Loan Bank,
0.18%, 11/18/10	20,000	20,000
0.23%, 11/8/10	189,000	188,998
		208,998
Total Floating Rate Notes (Cost $884,998)		884,998

Repurchase Agreements (23.8%)

Barclays Bank PLC, (0.62%, dated 10/29/10, due 11/1/10; proceeds $30,001; fully collateralized by Convertible Bonds; Alliant Tech Systems, Inc. 3.00% due 8/15/24; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.50% due 5/15/37; DR Horton, Inc. 2.00% due 5/15/14; International Game Technology 3.25% due 5/1/14; Interpublic Group of Cos., Inc. 4.25% due 3/15/23; L-3 Communications Corp. 3.00% due 8/1/35; National Retail Properties, Inc. 5.13% due 6/15/28; Old Republic International Corp. 8.00% due 5/15/12; United States STL Corp. 4.00% due 5/15/14; and Convertible Preferred Stocks; Bunge Limited; Fifth Third Bancorp; valued at $33,600)

	30,000	30,000
BNP U.S. Finance Corp., (0.34%, dated 10/29/10, due 11/1/10; proceeds $50,001; fully collateralized by a Corporate Bond; Petrobras International Finance Co. 5.75% due 1/20/20; valued at $52,500)	50,000	50,000
BNP U.S. Finance Corp., (0.52%, dated 10/29/10, due 11/1/10; proceeds $40,002; fully collateralized by Corporate Bonds; Capital One Capital III 7.69% due 8/15/36; Mohawk Industries 6.88% due 1/15/16; Tyson Foods, Inc. 10.50% due 3/1/14; Wachovia Capital Trust III 5.80% (c); valued at $42,000)	40,000	40,000

Citigroup Global Markets Inc., (0.62%, dated 10/29/10, due 11/1/10; proceeds $20,001; fully collateralized by Common Stocks; Airgas, Inc.; Albemarble Corp.; Alcon, Inc.; Alliance Holdings LP; American Express Co.; American Financial Group, Inc.; Apple, Inc.; Bank of America Corp.; Barrick Gold Corp.; Cameco Corp.; Chubb Corp.; Comcast Corp.; CSX Corp.; CVS Caremark Corp.; Discovery Communications, Inc.; DuPonte DeNumours & Co.; Eastman Chemical Co.; Echostar Corp.; Genzyme Corp.; Hess Corp.; Huntsman Corp.; International Business Machine Corp.; International Paper Co.; Lennar Corp.; Mcafee, Inc.; Monsanto Co.; Morgan Stanley; Norfolk Southern Corp.; Oracle Corp.; Prudential Financial, Inc.; Savient Pharmaceuticals, Inc.; Sohu.com, Inc.; Stanley Black & Decker, Inc.; VMWare, Inc.; WebMD Health Corp.; YUM Brands, Inc.; valued at $21,000) (Note H)

	20,000	20,000

10	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Citigroup Global Markets, Inc., (0.24%, dated 10/29/10, due 11/1/10; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.61% - 5.31% due 8/1/33 - 1/1/36; Federal National Mortgage Association 2.44% - 5.63% due 4/1/33 - 7/1/40; and U.S. Government Obligations; Government National Mortgage Association 2.25% - 6.50% due 1/20/23 - 1/15/45; valued at $103,000) (Note H)	$100,000	$100,000

Credit Suisse First Boston, (0.37%, dated 10/29/10, due 11/1/10; proceeds $150,003; fully collateralized by Common Stocks; Albemarle Corp.; Amdocs LTD; Argo Group International Holdings, Inc.; Black Box Corp.; Blackbaud, Inc.; Cablevision Systems Corp.; Cabot Microelectronics Corp.; Circor International, Inc.; CNH Global N.V.; Comcast Corp.; Commscope, Inc.; Crown Castle International Corp.; Dynamex, Inc.; East West Bancorp, Inc.; Eastgroup Properties, Inc.; ECB Bancorp, Inc.; Energizer Holdings, Inc.; Epoch Holdings Corp.; Equinix, Inc.; EZchip Semiconductor LTD; Forward Air Corp.; Gentiva Health Services, Inc.; Great Plains Energy, Inc.; Griffon Corp.; GS Financial Corp.; Idex Corp.; Immucor, Inc.; Ingram Micro, Inc.; Insight Enterprise, Inc.; Inter Parfums, Inc.; Interactive Intelligence, Inc.; Intergroup Corp.; International Rectifier Corp.; International Speedway Corp.; Investment Technology Group, Inc.; Itron, Inc.; J&J Snack Foods Corp.; Jack Henry & Associates, Inc.; JDA Software Group, Inc.; Johnson Outdoors, Inc.; Jones Group, Inc. (The); JW Mays, Inc.; Kansas City Life Insurance Corp.; Keithley Instruments, Inc.; Kelly Services, Inc.; Knightsbridge Tankers Ltd.; Labarge, Inc.; Laclede Group, Inc. (The); Lacrosse Footware, Inc.; Lakeland Financial Corp.; Lance, Inc.; Layne Christensen Co.; Lennar Corp.; Liberty Property Trust; Little Fuse, Inc.; LTC Properties, Inc.; Lubrizol Corp.; M/I Homes, Inc.; Manpower, Inc.; Marten Transport Ltd.; Matthews International Corp.; McDermott International; MDU Resources Group, Inc.; Men’s Wearhouse, Inc. (The); Mentor Graphics Corp.; Mercury General Corp.; Merit Medical Systems, Inc.; Mobile Mini, Inc.; Nationwide Health Properties, Inc.; Netscout Systems, Inc.; Packaging Corp. of America; PrimeEnergy Corp.; Quest Software, Inc.; Radware Ltd.; Rayonier, Inc.; Senior Housing Properties Trust; Southside Bancshares, Inc.; Surmodics, Inc.; Synutra International, Inc.; Teledyne Technologies, Inc.; Tivo, Inc.; Trueblue, Inc.; Unifirst Corp.; Vascular Solutions, Inc.; Washington Banking Co.; Westar Energy, Inc.; Whiting Petroleum Corp.; World Fuel Services Corp.; and a Preferred Stock; Kaman Corp.; valued at $157,516)

	150,000	150,000
Deutsche Bank Securities, Inc., (0.32%, dated 10/29/10, due 11/1/10; proceeds $20,000; fully collateralized by Corporate Bonds; GTE Southwest, Inc. 9.25% due 11/15/31; Public Service Electric and Gas Corp. 8.50% due 6/1/21; valued at $21,000)	20,000	20,000
Deutsche Bank Securities, Inc., (0.57%, dated 10/29/10, due 11/1/10; proceeds $20,001; fully collateralized by Common Stocks; Bank of America Corp.; Chevron Corp.; and Convertible Bonds; Alliant Tech Systems, Inc. 3.00% due 8/15/24; Chesapeake Energy Corp. 2.50% due 5/15/37; CMS Energy Corp. 2.88% due 12/1/24; DR Horton, Inc. 2.00% due 5/15/14; Host Marriott LP 3.25% due 4/15/24; Sothebys Corp. 3.13% due 6/15/13; Tech Data Corp. 2.75% due 12/15/26; United States STL Corp. 4.00% due 5/15/14; and Convertible Preferred Stocks; Bunge Limited; Fifth Third Bankcorp; SLM Corp.; valued at $22,320)	20,000	20,000
Goldman Sachs & Co., (0.23%, dated 10/29/10, due 11/1/10; proceeds $153,787; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 3.50% - 8.00% due 5/1/16 - 10/01/40; Federal National Mortgage Association 1.44% - 6.50% due 2/1/19 - 10/1/40; valued at $158,399)	153,785	153,785

JPMorgan Chase & Co., (0.42%, dated 10/29/10, due 11/1/10; proceeds $155,004; fully collateralized by Common Stocks; AES Corp.; Alberto-Culver Co.; AOL, Inc.; Babcock & Wilcox Co.; Bank of New York Mellon; Barrick Gold Corp.; Broadridge Financial Corp.; Captial One Financial Corp.; Celanese Corp.; CIT Group, Inc.; Cloud Peak Energy Inc.; Coca-Cola Enterprises, Inc.; Colony Financial, Inc.; Corelogic, Inc.; Covidien PLC; Dr. Pepper Snapple Group; Emdeon, Inc.; Hartford Financial Services Group, Inc.; Invesco Ltd.; Ivanhoe Mines Ltd.; KBR, Inc.; Lyondellbasell Industries; Mead Johnson Nutrition Corp.; Netezza Corp.; Noble Corp.; Occidental Petroleum Corp.; Pennymac Mortgage Co.; Potash Corp.; Prudential Financial, Inc.; QEP Resources, Inc.; Reliance Steel & Aluminum Co.; Saic, Inc.; Sherwin-Williams Co. (The); Stanley Black & Decker Corp.; State Street Bank Corp.; Suntrust Banks, Inc.; Teekay Tankers Ltd.; Teradata Corp.; Transocean Ltd.; Tyco Electronics Ltd.; Venoco, Inc.; Wabco Holdings, Inc.; Wells Fargo & Co.; Willis Group Holdings PLC; Zep, Inc.; valued at $162,767)

	155,000	155,000
RBC Capital Markets Corp., (0.34%, dated 10/29/10, due 11/1/10; proceeds $25,001; fully collateralized by Commercial Papers; Golden Funding Corp. Zero Coupon due 11/15/10; Kaiserplatz Funding Ltd. Zero Coupon due 11/29/10; valued at $26,250)	25,000	25,000
Total Repurchase Agreements (Cost $763,785)		763,785

The accompanying notes are an integral part of the financial statements.	11

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Money Market Portfolio

	Face
	Amount	Value
	(000)	(000)
Time Deposit (3.8%)
International Bank (3.8%)
Deutsche Bank AG
0.21%, 11/1/10
(Cost $120,000)	$120,000	$120,000
Total Investments (100.0%) (Cost $3,205,934)		3,205,934
Other Assets in Excess of Liabilities (0.0%)		362
Net Assets (100.0%)		$3,206,296

(a)                                  The rates shown are the effective yields at the date of purchase.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at October 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit	$—	$690,000	$—	$690,000
Commercial Papers	—	747,151	—	747,151
Floating Rate Notes
International Banks	—	676,000	—	676,000
U.S. Agency Securities	—	208,998	—	208,998
Total Floating Rate Notes	—	884,998	—	884,998
Repurchase Agreements	—	763,785	—	763,785
Time Deposit	—	120,000	—	120,000
Total Assets	—	3,205,934	—	3,205,934
Total	$—	$3,205,934	$—	$3,205,934

12	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Prime Portfolio

The Prime Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial corporations and U.S. non-financial corporations. The Portfolio also invests in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the FDIC Temporary Liquidity Guarantee Program. No individual security will have a remaining maturity in excess of 397 days, except for adjustment rate government securities with maturities in excess of 397 days.

Performance

For the fiscal year ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.16%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.20% (subsidized) and 0.14% (non-subsidized), while its 30-day moving average annualized yield was 0.20% (subsidized) and 0.15% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The U.S. economy rebounded significantly during the 12-month reporting period.  According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006.  In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter.  The employment picture improved, albeit modestly.  After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked.  Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                  The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet.  However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end, and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                  On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight-week period, the proceeds of which would be transferred to the Fed and therefore, removed from the banking system.  On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks.  This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented.  The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                  On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.  Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7.  Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and therefore, we do not anticipate any further impact on our current management strategy.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Prime Portfolio

Management Strategies

•                  As of October 31, 2010, the Portfolio had net assets of approximately $14.3 billion.  The Portfolio’s WAM and WAL were 32 days and 69 days, respectively.

•                  During the reporting period, we continued to emphasize purchasing high-quality corporate, financial, and banking obligations.  We focused on maintaining high levels of liquidity and a prudent weighted average maturity and weighted average life in an effort to guard the Portfolio against the uncertainty caused by volatility in the financial markets.  Our strategy in managing the Portfolio remained consistent with our long-term focus on capital preservation and very high liquidity and as in the past, we adhered to a conservative approach. We continue to review all eligible securities on our purchase list in an attempt to ensure that they continue to meet our high standards of minimal credit risk.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	39.1%
Floating Rate Notes	21.5
Commercial Paper	20.5
Certificates of Deposit	17.5
Other*	1.4
Total Investments	100.0%

* Investment types representing less than 5% total investments.

2010 Annual Report

October 31, 2010

Portfolio of Investments

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Certificates of Deposit (17.5%)
International Banks (17.5%)
Credit Agricole Corporate and Investment Bank
0.31%, 2/4/11	$575,000	$575,000
Credit Industriel et Commercial
0.50%, 1/5/11	635,000	635,000
KBC Bank N.V.
0.35%, 11/1/10	650,000	650,000
Skandinaviska Enskilda
0.30%, 11/12/10	635,000	635,000
Total Certificates of Deposit (Cost $2,495,000)		2,495,000
Commercial Paper (20.5%)
International Banks (20.5%)
ABN Amro Funding USA LLC,
0.33%, 1/18/11 - 1/21/11 (a)	322,000	321,767
0.33%, 1/5/11 - 1/13/11 (a)(b)	300,000	299,811
0.34%, 1/6/11 (a)(b)	50,000	49,970
Banco Bilboa Vicaya Argentaria SA,
0.26%, 11/4/10 (a)(b)	226,000	225,995
0.37%, 12/7/10 (a)(b)	390,000	389,860
BPCE SA,
0.63%, 12/9/10 (a)(b)	120,000	119,921
0.65%, 1/4/11 (a)(b)	233,000	232,735
Lloyds TSB Bank PLC
0.46%, 4/4/11 (a)	125,000	124,759
Nordea North America, Inc.
0.27%, 1/14/11 (a)	475,000	474,736
Svenska Handelsbanken
0.27%, 1/11/11 (a)	229,450	229,328
Unicredit Delaware, Inc.
0.34%, 11/15/10 (a)(b)	453,000	452,940
Total Commercial Paper (Cost $2,921,822)		2,921,822
Floating Rate Notes (21.5%)
International Banks (20.2%)
Barclays Bank PLC
0.44%, 1/19/11	495,000	495,000
BNP Paribas
0.49%, 12/23/10	260,000	260,000
Lloyds TSB Bank PLC
0.46%, 1/31/11	540,000	540,000
Natixis
0.36%, 11/19/10	360,000	360,000
Royal Bank of Scotland PLC/Greenwich CT,
0.44%, 11/23/10	100,000	100,000
0.51%, 11/10/10	578,000	578,000
Societe Generale N.A., Inc.
0.64%, 12/22/10	555,000	555,000
		2,888,000
U.S. Agency Securities (1.3%)
Federal Home Loan Bank,
0.18%, 11/18/10	20,000	20,000
0.23%, 11/8/10	168,000	167,998
		187,998
Total Floating Rate Notes (Cost $3,075,998)		3,075,998

Repurchase Agreements (39.1%)

Barclays Capital, Inc., (0.62%, dated 10/29/10, due 11/1/10; proceeds $140,005; fully collateralized by Convertible Preferred Stocks; Bank of American Corp.; Bunge Ltd.; Fifth Third Bancorp; and Covertible Bonds; Alliant Techsystems, Inc. 3.00% due 8/15/24; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.50% - 2.75% due 11/15/35 - 5/15/37; D.R. Horton, Inc. 2.00%, due 5/15/14; Danaher Corp. Zero Coupon due 1/22/21; Health Care REIT Inc. 4.75% due 7/15/27; International Game Technology Corp. 3.25% due 5/1/14; Interpublic Group, Inc. 4.25% due 3/15/23; L-3 Communications Corp. 3.00% due 8/1/35; Medtronic, Inc. 1.50% due 4/15/11; Microsoft Corp. Zero Coupon due 6/15/13; National Retail Properties, Inc. 3.95% - 5.13% due 9/15/26 - 6/15/28; Old Republic International Corp. 8.00% due 5/15/12; Omnicom Group, Inc. Zero Coupon due 7/1/38; Tech Data Corp. 2.75% due 12/15/26; United States STL Corp. 4.00% due 5/15/14; Vornado Reality LP 3.63% due 11/15/26; valued at $156,800)

	140,000	140,000
Barclays Captial, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $275,993; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 2/29/12; valued at $281,510)	275,990	275,990
BNP U.S. Finance Corp., (0.23%, dated 10/29/10, due 11/1/10; proceeds $1,035,020; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 5.00% due 12/1/19 - 8/1/40; Federal National Mortgage Association 5.00% - 6.50% due 6/1/23 - 8/1/40; Government National Mortgage Association 4.50% - 5.50% due 2/15/39 - 7/15/40; valued at $1,066,050)	1,035,000	1,035,000

BNP U.S. Finance Corp., (0.34%, dated 10/29/10, due 11/1/10; proceeds $230,007; fully collateralized by Corporate Bonds; Alcoa, Inc. 5.72% due 2/23/19; American Transmission Systems, Inc. 5.25% due 1/15/22; Anglogold Ashanti Holdings PLC 5.38% due 4/15/20; Arcelormittal Class A 5.25% - 9.00% due 6/1/13 - 8/5/20; Banco Nacional De Desenvovimento Economico 6.50% due 6/10/19; Bunge Ltd. Finance Corp. 5.88% due 5/15/13; CNA Financial Corp. 7.25% - 7.35% due 11/15/19 - 11/15/23; CSX Corp. 5.60% - 6.25% due 4/1/15 - 5/1/17; Centurytel, Inc. 5.00% due 2/15/15; Cliffs Natural Resources, Inc. 4.80% due 10/1/20; Commercial Metals Co. 6.50% due 7/15/17; Cox Communications, Inc. 5.45% due 12/15/14; R.R. Donnelly & Sons Co. 8.60% due 8/15/16; Dow Chemical Co. 7.60% due 5/15/14; Energy Transfer Partners 8.50% due 4/15/14; Enersis SA 7.38% due 1/15/14; EPD Corp. 7.50% due 2/1/11; Enterprise Products Operating LLC 4.60% - 5.90% due 8/1/12 - 4/15/13; Freeport-McMoran Copper & Gold 8.38% due 4/1/17; Goldman Sachs Group, Inc. 7.50% due 2/15/19; Goldman Sachs Captial Corp. 5.79% due

The accompanying notes are an integral part of the financial statements.	15

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

6/1/43; International Paper Capital Trust 5.30% due 4/1/15; International Steel Group, Inc. 6.50% due 4/15/14; JPMorgan Chase & Co. 7.90% (c); Jersey Central Power & Light 5.63% due 5/1/16; Kraft Foods, Inc. 4.13% - 6.75% due 6/1/12 - 2/10/20; Medcohealth Solutions, Inc. 2.75% - 7.25% due 3/15/13 - 9/15/15; Nevada Power Co. 6.50% - 8.25% due 6/1/11 - 5/15/18; Newell Rubbermaid, Inc. 4.70% due 8/15/20; Nustar Logostics LP 4.80% due 9/1/20; Pepco Holdings, Inc. 2.70% due 10/1/15; Petrobras International Finance Co. 5.75% - 8.38% due 3/1/18 - 1/20/20; Plains All American Pipeline LP 6.50% due 5/1/18; Providence de Quebec 7.50% due 9/15/29; Qwest Corp. 3.79% due 6/15/13; REI Corp. 7.75% due 2/15/11; Republic Services, Inc. 5.50% due 9/15/19; Reynolds American, Inc. 6.75% due 6/15/17; Teck Corp. 3.85% due 8/15/17; Telecom Italia Capital 7.20% due 7/18/36; Transocean Co. 6.00%, due 3/15/18; Utilicorp Canada Finance Corp. 7.75% due 6/15/11; Waste Management, Inc. 4.75% - 6.38% due 3/11/15 - 6/30/20; Westinghouse Credit 8.88% due 6/14/14; YUM Brands, Inc. 3.88% - 8.88% due 4/15/11 - 11/1/20; valued at $241,500)

	$230,000	$230,000

BNP U.S. Finance Corp., (0.52%, dated 10/29/10, due 11/1/10; proceeds $175,008; fully collateralized by Corporate Bonds; American Express Co. 6.80% due 9/1/66; American International Group, Inc. 6.25% - 8.18% due 5/15/68 - 03/15/87; Anadarka Petroleum Corp. 5.95% - 8.70% due 9/15/16 - 9/15/36; BAC Capital Trust XIV 5.63% (c); Bank of America Corp. 8.00% - 8.13% due 1/30/58 - 11/15/80; Boston Scientific Corp. 4.50% - 7.38% due 1/15/15 - 1/15/40; Bumi Investments Ltd. 10.75% due 10/6/17; Capital One 6.75% - 10.25% due 2/17/37 - 5/15/40; Constellation Brands, Inc. 7.25% - 8.38% due 12/15/14 - 05/15/17; D.R. Horton, Inc. 5.63% due 1/15/16; Danske Bank ADR 5.91% (c); Delmonte Corp. 7.50% due 10/15/19; Echostar DBS Corp. 6.63% due 10/1/14; El Paso Corp. 7.00% due 6/15/17; Federated Retail Holdings, Inc. 5.35% - 6.63% due 4/1/11 - 12/1/16; Fifth Third Capital Trust I 6.50% due 4/15/47; First Energy Corp. 6.45% due 11/15/11; HBOS Capital Funding #2 LP 6.07% (c); ING Group N.V. 5.78% (c); Kinder Morgan Finance 5.35% due 1/5/11; Liberty Mutual Group, Inc. 7.00% - 10.75% due 3/15/37 - 6/15/88; Limited (The) 6.90% - 7.00% due 7/15/17 - 3/1/33; Lincoln National Corp. 6.05% - 7.00% due 5/17/66 - 4/20/67; Macy’s Retail Holding, Inc. 5.88% due 1/15/13; May Department Stores 6.70% - 10.63% due 11/1/10 - 9/15/28; Mohawk Industries, Inc. 6.88% due 1/15/16; Motorola, Inc. 7.63% due 11/15/10; Nextel Communications, Inc. 7.38% due 8/1/15; J.C. Penny Co., Inc. 5.65% - 7.95% due 8/15/16 - 2/15/36; Royal Caribean Cruises Ltd. 6.88% - 11.88% due 2/2/11 - 7/15/15; Ryland Group, Inc. 6.88% due 6/15/13; SLM Corp. 0.49% - 5.45% due 3/15/11 - 4/25/11; Sealed Air Corp. 7.88% due 6/15/17; Sears Holding Corp. 6.63% due 10/15/18; Sprint Capital Corp. 7.63% - 8.75% due 1/30/11 - 3/15/32; Sprint Nextel 6.00% due 12/1/16; Starwood Hotels & Resorts Worldwide, Inc. 6.75% due 5/15/18; UBS Preferred Funding Trust V 6.24% - 7.25% (c); Union Pacific 7.95% due 4/15/29; Wells Fargo & Co. 7.98% (c); Wells Fargo Capital Trust XV 9.75% (c); Weatvaco Corp. 8.20% due 1/15/30; White Mountain Re Group, Ltd. 7.51% due 6/30/17; valued at $183,750)

	175,000	175,000
Citigroup Global Markets, Inc., (0.24%, dated 10/29/10, due 11/1/10; proceeds $200,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.53% - 5.89% due 1/1/34 - 10/1/38; Federal National Mortgage Association 2.50% - 5.83% due 12/1/24 - 8/1/40; Government National Mortgage Association 4.00% - 5.50% due 10/20/24 - 1/20/40; valued at $206,000) (Note H)	200,000	200,000

Citigroup Global Markets, Inc., (0.62%, dated 10/29/10, due 11/1/10; proceeds $80,004; fully collateralized by Common Stocks; Alcon, Inc.; Airgas, Inc.; Albemarle Corp.; Alliance Holdings Group LP; American Express Co.; Apple, Inc.; Bank of America Corp., Inc.; Barrick Gold Corp.; CSX Corp.; CVS Caremark Corp.; Cameco Corp.; Chubb Corp.; Comcast Corp.; Discovery Communications Corp.; DuPonte De Nemours & Co.; Echostar Corp.; Genzyme Corp.; Hess Corp.; Huntsman Corp.; International Business Machine Corp.; International Paper Co.; Lennar Corp.; Mcafee, Inc.; Monsanto Co.; Morgan Stanley Corp.; Norfolk Southern Corp.; Oracle Corp.; Savient Pharmaceuticals, Inc.; Sohu.com, Inc.; Stanley Black & Decker, Inc.; VMware, Inc.; YUM Brands, Inc.; and Convertible Preferred Stocks; Bank of America Corp.; Wells Fargo & Co.; and Convertible Bonds; Alliant Techsystems, Inc. 3.00% due 8/15/24; Amgen, Inc. 0.38% due 2/1/13 - 3/1/32; Bristol Myers Squibb Co. Zero Coupon due 9/15/23; CMS Energy Corp. 2.88% due 12/1/24; Dominion Residential, Inc. 2.13% due 12/15/33; Fluor Corp. 1.50% due 2/15/24; Health Care REIT, Inc. 4.75% due 12/1/26 - 7/15/27; Hospitality Property Trust 3.80% due 3/15/27; Interpublic Group, Inc. 4.25% due 3/15/23: Janus Capital Group, Inc. 3.25% due 7/15/14; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Medtronic, Inc. 1.25% due 9/15/21; Nasdaq OMX Group, Inc. 2.50% due 8/15/13; Omnicom Group, Inc. Zero Coupon due 7/1/38; Owens-Brockway Glass Containers 3.00% due 6/1/15; Prudential Financial, Inc. Zero Coupon due 12/15/37; Sothebys, Inc. 3.13% due 6/15/13; Teva Pharmaceutical Finance LLC 0.25% due 2/1/26; 3M Co. Zero Coupon due 11/21/32; United States Bancorp Zero Coupon due 9/20/36 - 2/6/37; Weingarten Reality Investments 3.95% due 8/1/26; valued at $84,752) (Note H)

	80,000	80,000

16	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)

Credit Suisse First Boston, (0.37%, dated 10/29/10, due 11/1/10; proceeds $670,014; fully collateralized by Common Stocks; 1st Source Corp.; Abaxis, Inc.; Acacia Research Corp.; Actel Corp.; Acxiom Corp.; Adminstaff, Inc.; Advanced Energy; AEP Industries, Inc.; Affiliated Managers Group, Inc.; AGL Resources, Inc.; Agree Reality Corp.; Alamo Group, Inc.; Alaska Air Group, Inc.; Albany International Corp.; Albemarle Corp.; Alexander’s, Inc.; Alexandria Real Estate Equities, Inc.; Alico, Inc.; Alkermes, Inc.; Alliant Techsystems, Inc.; Amag Pharmaceuticals, Inc.; Amcol International Corp.; Amdocs Ltd.; Amerco, Inc.; America Service Group, Inc.; American Eagle Outfitter; American Finacial Group, Inc.; American National Insurance Co.; American Physicians Service Group, Inc.; American Safety Insurance Holdings; American Science & Co.; Ameristar Casinos, Inc.; Ameron International; Amtech Systems, Inc.; Anaren, Inc.; Anderson’s, Inc.; Annaly Capital Management, Inc.; APCO Oil & Gas International, Inc.; Applied Signal Technology, Inc.; Aptar Group, Inc.; Arch Chemicals, Inc.; Arch Coal, Inc.; Arthrocare Corp.; Aspen Insurance Holdings Ltd.; Aspen Technology, Inc.; Astec Industries, Inc.; Astronics Corp.; Atlantic Telenetwork, Inc.; Atlas Energy, Inc.; ATMI, Inc.; Atmos Energy Corp.; Atrion Corp.; Atwood Oceanics, Inc.; AVX Corp.; AZZ, Inc.; Baldwin & Lyons, Inc.; Bally Technologies, Inc.; Bancfirst Corp.; Banco Latino Americano; Barrett Business Systems, Inc.; Bel Fuse, Inc.; Benchmark Electronics, Inc.; Bio-Rad Laboratories, Inc.; BJ’s Wholesale Club, Inc.; Blackrock Kelso Capital; Blyth, Inc.; Bob Evans Farms, Inc.; Bolt Technologies Corp.; Bottomline Technologies, Inc.; Brady Corp.; Brown Shoe Co., Inc.; Buckeye Technologies, Inc.; Cablevision Systems Corp.; Cabot Corp.; Caci International, Inc.; CAE, Inc.; California First National Bancorp; Capital Southwest Corp.; Cass Information Systems, Inc.; Cato Corp. (The); CDI Corp.; Celadon Group, Inc.; Central Garden & Pet Co.; Central Vermont Public Services Corp.; Ceradyne, Inc.; CH Energy Group, Inc.; Checkpoint Systems, Inc.; Chemical Financial Corp.; Cherokee, Inc.; Chesapeake Utilities Corp.; Chicago Bridge & Iron Co.; Childrens Place Retail Stores, Inc.; China Yuchai; Churchhill Downs, Inc.; Clarcor, Inc.; Clayton Williams Energy, Inc.; Cleco, Corp.; CNA Financial Corp.; Coca-Cola Bottling Co.; Cognex Corp.; Coherent, Inc.; Comcast Corp.; Common Wealth REIT; Commscope, Inc.; Comstock Resources, Inc.; Consolidated Graphics, Inc.; Cooper, Inc. (The); Corn Products International, Inc.; Corvel Corp.; Courier Corp.; Cracker Barrell Inc.; Crane Co.; Credit Acceptance Corp.; Crosstex Energy LP; Crown Castle International Corp.; CSS Industries, Inc.; Cubic Corp.; Cubist Pharmaceuticals, Inc.; Curtiss-Wright Corp.; Cytec Industries, Inc.; Developers Diversified Realty Corp.; Diamond Management & Technology; Dollar Thrifty Automotive Group, Inc.; Dorchester Minerals LP; DPL, Inc.; Drew Industries, Inc.; Duke Realty Corp.; DXP Enterprises, Inc.; Dynamex, Inc.; Electro Rent Corp.; Electro Scientific Industries, Inc.; Electronics For Imaging, Inc.; EMC Insurance Group, Inc.; EMS Technologies, Inc.; Encore Capital Group, Inc.; Energen Corp.; Ennis Corp.; Equinix, Inc.; Esterline Technologies Corp.; Exponent, Inc.; EZCorp, Inc.; Faro Technologies, Inc.; FBL Financial Group, Inc.; FEI Co.; Ferro Corp.; First Cash Financial Services, Inc.; First Citizens Bancshares, Inc.; First Financial Bancshares, Inc.; First Financial Corp.; First Potomac Realty Trust; First South Bancorp, Inc.; Flushing Financial Corp.; Forrester Research, Inc.; FPIC Insurance Group, Inc.; Franklin Electro Co., Inc.; Fred’s, Inc.; G&K Services, Inc.; Gamco Investors, Inc.; Gardner Denver, Inc.; Gen Growth Properties, Inc.; General Communications, Inc.; Geoeye, Inc.; GeoResources, Inc.; Global Crossing Ltd.; Graham Corp.; Greenbrier Cos., Inc.; Greif, Inc.; GS Financial Corp.; Guess, Inc.; Gulf Island Fabrication, Inc.; Gymboree Corp.; Gyrodyne Co. of America, Inc.; Hansen Natural Corp.; Harleysville Mutual Insurance; Haverty Furniture, Inc.; HB Fuller Co.; HCC Insurance Holdings, Inc.; Health Net, Inc.; Healthways, Inc.; Heico Corp.; Heidrick & Struggles International; Helen of Troy Ltd.; Herley Industries, Inc.; Hexcel Corp.; Hi-Tech Pharmaceutical Co., Inc.; Horace Mann Educators; Hospitality Properties Trust; Hub Group Inc.; Hubbell, Inc.; Impax Laboratories, Inc.; Infinity Property & Casualty Corp.; Innospec, Inc.; Isramco, Inc.; IXYS Corp.; Kayne Anderson Energy; Knology, Inc.; Limoneira Co.; LMI Aeorspace, Inc.; Mack-Cali Realty Corp.; Magellan Health Services, Inc.; Main Street Capital; Marlin Business Services Corp.; Maximus, Inc.; Metro Bancorp, Inc.; MKS Instruments, Inc.; Molina Healthcare, Inc.; National Healthcare Corp.; National Research Corp.; Nationwide Health Properties, Inc.; Netscout Systems, Inc.; New Alliance Bancshares, Inc.; NGP Capital Resources Co.; North Central Bancshares, Inc.; Northwest Pipe Co.; NVE Corp.; Officemax, Inc.; Omega Healthcare Investors, Inc.; Oyo Geospace Corp.; Palomar Medical Technologies, Inc.; Panhandle Oil & Gas, Inc.; Pantry, Inc. (The); Patriot Transportation Holding, Inc.; Perficient, Inc.; Prosperity Bancshares, Inc.; Radcom, Inc.; Renaissance Learning, Inc.; Republic Bancorp, Inc.; Rex American Resources Corp.; Sandy Spring Bancorp, Inc.; Sauer-Danfoss, Inc.; School Specialty, Inc.; Synovis Life Technologies, Inc.; Systemax, Inc.; Take Two Interactive; Tesco Corp.; Tibco Software, Inc.; TICC Capital Corp.; TRW Automotive Holdings Corp.; Universal Technical Institute, Inc.; Urstadt Biddle Properties, Inc.; Usana, Inc.; Warnaco Group, Inc. (The); Whiting Petroleum Corp.; Winmark Corp.; Winthrop Realty Trust; WR Grace & Co.; Young Innovations, Inc.; valued at $703,567)

	$670,000	$670,000

The accompanying notes are an integral part of the financial statements.	17

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
Deutsche Bank Securities, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $235,003; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 5.50% due 4/1/24 - 1/1/25; valued at $242,050)	$235,000	$235,000
Deutsche Bank Securities, Inc., (0.32%, dated 10/29/10, due 11/1/10; proceeds $80,001: fully collateralized by Corporate Bonds; BP AMI Leasing, Inc. 5.52% due 5/8/19; Goldman Sachs Group, Inc. 5.95% due 1/18/18; Hewlett Packard Co. 2.25% due 5/27/11; Oracle Corp. 3.88% due 7/15/20; Public Service Electric Corp. 9.25% due 6/1/21; Verizon Wireless Capital LLC 3.75% due 5/20/11; valued at $84,000)	80,000	80,000

Deutsche Bank Securities, Inc., (0.57%, dated 10/29/10, due 11/1/10, proceeds $80,003; fully collateralized by Common Stocks; Air Methods Corp.; Alico, Inc.; America SVC Group, Inc.; American Dental Partners, Inc.; Ameristar Casinos, Inc.; Andersons, Inc.; Angiodynamics, Inc.; Apogee Enterprises, Inc.; Approach Resources, Inc.; Arctic Cat, Inc.; Arkansas Best Corp.; Arthrocare Corp.; Aruba Networks, Inc.; Atlantic Telenetwork, Inc.; Aveo Pharmaceuticals, Inc.; Balchem Corp.; Bank of America Corp.; Barrett Business Services, Inc.; Barry R.G. Corp.; Beacon Roofing Supply, Inc.; Bel Fuse, Inc.; Blackbaud, Inc.; Bob Evans Farms, Inc.; Cabot Microelectronics Corp.; Calamos Asset Management, Inc.; Catalyst Health Solutions, Inc.; Central Garden & Pet Co.; Ceradyne, Inc.; Cherokee, Inc.; Chevron Corp.; Cincinnati Financial Corp.; Citi Trends, Inc.; Cogent, Inc.; Cognex Corp.; Cohu, Inc.; Comscore, Inc.; CPI International, Inc.; Cybertronics, Inc.; Demandtec, Inc.; Diamond Hill Investment Group, Inc.; Diodes, Inc.; Dycom Industries, Inc.; Encore Capital Group, Inc.; Epiq System, Inc.; Farmer Brothers Co.; Faro Technologies, Inc.; Financial Engines, Inc.; Fisher Communications, Inc.; Franklin Electric, Inc.; Freds, Inc.; Freightcar America, Inc.; G&K Services, Inc.; Globe Specialty Metals, Inc.; Gulf Island Fabrication, Inc.; Gymboree Corp.; Healthcare Services Group, Inc.; Herley Industries, Inc.; Hittite Microwave Corp.; Horsehead Holdings Corp.; IXIA Corp.; MWI Veterinary Supply, Inc.; Novellus Systems, Inc.; OSI Systems, Inc.; Pool Corp.; Radiant Systems, Inc.; Riverbed Technologies, Inc.; Tessera Technologies, Inc.; and Covertible Preferred Stocks; Bunge Ltd.; Fifth Third Bancorp; SLM Corp.; and Convertible Bonds; Chesapeake Energy Corp. 2.50% due 5/15/37; CMS Energy Corp. 2.88% due 12/1/24; D.R. Horton, Inc. 2.00% due 5/15/14; Host Marriott LP 3.25% due 4/15/24; Sothebys, Inc. 3.13% due 6/15/13; Tech Data Corp. 2.75% due 12/15/26; United States STL 4.00% due 5/15/14; valued at $87,834)

	80,000	80,000
Goldman Sachs & Co., (0.23%, dated 10/29/10, due 11/1/10; proceeds $124,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.92% - 7.00% due 1/1/15 - 10/1/40; Federal National Mortgage Association 2.24% - 6.50% due 10/1/19 - 11/1/40; valued at $127,720)	124,000	124,000

JPMorgan Chase & Co., (0.42%, dated 10/29/10, due 11/1/10; proceeds $725,017; fully collateralized by Common Stocks; Aercap Holdings N.V.; Aetna, Inc.; Alberto-Culver Co.; Alcon, Inc.; Alpha Natural Resources; Aspen Insurance Holdings Ltd.; Autonation, Inc.; Barrick Gold Corp.; Baytex Energy Trust; Berkshire Hathaway, Inc.; Brookdale Senior Living; Canadian National Railway; Canadian Natural; Capital One Financial; CB Richard Ellis Group; Celanese Corp.; CGI Group, Inc.; Cimarex Energy Co.; Clear Channel Outdoor Holdings; Complete Production; Dean Foods Co.; Encana Corp.; Everest Realty Group Ltd.; Fidelity National Info; FMC Technologies, Inc.; Foot Locker, Inc.; Frontier Oil Corp.; Global Payments, Inc.; Hartford Financial Services Group, Inc.; Iamgold Corp.; Ivanhoe Mines Ltd.; Kapstone Paper; Kinross Gold Corp.; Magna International, Inc.; Mariner Energy, Inc.; Mastercard Inc.; Medco Health Solutions; MI Developments, Inc.; Mirant Corp.; Morgan Stanley Corp.; Nabors Industries; Occidental Petroleum Corp.; Oceaneering International, Inc.; One Liberty Properties, Inc.; Oshkosh Corp.; Pall Corp.; Par Pharmaceutical; Penn Virginia Corp.; Penn West Energy Trust; Pepsico, Inc.; Pioneer Natural Resources; Plain Exploration & Production Co.; Plantronics, Inc.; PNC Financial Services; Potash Corp.; Potlatch Corp.; PPL Corp.; Pride International, Inc.; Prudential Financial, Inc.; Radioshack Corp.; Ralcorp Holdings, Inc.; Raytheon Corp.; Regal Entertainment Group; Reliance Steel & Aluminum Co.; SAIC Inc.; Schlumberger Co.; Schwab (Charles) Corp.; Shaw Group, Inc. (The); Sherwin-Williams Co. (The); Silver Weaton Corp.; Southwestern Energy Co.; Stage Stores, Inc.; State Street Corp.; Steinway Musical Instruments, Inc.; Steris Corp.; Student Loan Corp.; Sunstone Hotel Investors, Inc.; Suntrust Banks, Inc.; Talecris Biotherapeutics; Telephone & Data Systems, Inc.; Thermo Fischer Scientific; Thomas & Betts Corp.; Timberland Co.; Timken Co.; Tredegar Corp.; Tutor Perini Corp.; UGI Corp.; Unisys Corp.; United Health Group, Inc.; Unitrin, Inc.; Universal Health Services, Inc.; URS Corp.; Vail Resorts, Inc.; Valspar Corp.; Viacom, Inc.; W&T Offshore, Inc.; Waters Corp.; Wells Fargo & Co.; Western Digital Corp.; Weyerhaeuser Co.; Yamana Gold Corp.; and a Preferred Stock; AT&T, Inc.; valued at $761,324)

	725,000	725,000

18	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Prime Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
RBC Capital Markets Corp., (0.34%, dated 10/29/10, due 11/1/10; proceeds $125,004; fully collateralized by Commercial Papers; Anglesea Funding PLC Zero Coupon due 11/15/10 - 11/18/10; Falcon Asset Co. LLC Zero Coupon due 11/1/10; Kaiserplatz Funding Ltd. Zero Coupon due 11/4/10 - 11/29/10; Ticonderoga Corp. Zero Coupon due 1/12/11; valued at $131,250)	$125,000	$125,000
RBS Securities, Inc., (0.24%, dated 10/29/10, due 11/1/10; proceeds $300,004; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.63% due 2/15/20; valued at $306,005)	300,000	300,000
Societe Generale, N.A., Inc., (0.23%, dated 10/29/10, due 11/1/10; proceeds $1,100,021; fully collateralized by U.S Government Agencies; Federal Home Loan Mortgage Corp. 4.50% due 10/1/40; Federal National Mortgage Association 4.00% - 5.50% due 7/1/39 - 10/1/40; and U.S Government Obligations; U.S. Treasury Notes 0.63% - 0.88% due 2/29/12 - 7/31/12; valued at $1,129,977)	1,100,000	1,100,000
Total Repurchase Agreements (Cost $5,574,990)		5,574,990

Time Deposit (1.4%)
Branch BKG & TR Co. Wilson NC
0.20%, 11/1/10
(Cost $200,000)	200,000	200,000
Total Investments (100.0%) (Cost $14,267,810)		14,267,810
Other Assets in Excess of Liabilities (0.0%)		553
Net Assets (100.0%)		$14,268,363

(a)                                  The rates shown are the effective yields at the date of purchase.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate.  The interest shown is the rate in effect at October 31, 2010.

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Certificates of Deposit	$—	$2,495,000	$—	$2,495,000
Commercial Paper	—	2,921,822	—	2,921,822
Floating Rate Notes
International Banks	—	2,888,000	—	2,888,000
U.S. Agency Securities	—	187,998	—	187,998
Total Floating Rate Notes	—	3,075,998	—	3,075,998
Repurchase Agreements	—	5,574,990	—	5,574,990
Time Deposit	—	200,000	—	200,000
Total Assets	—	14,267,810	—	14,267,810
Total	$—	$14,267,810	$—	$14,267,810

The accompanying notes are an integral part of the financial statements.	19

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Government Portfolio

The Government Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.06%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.08% (subsidized) and 0.05% (non-subsidized), while its 30-day moving average annualized yield was 0.08% (subsidized) and 0.03% (non-subsidized.) Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The U.S. economy rebounded significantly during the 12-month reporting period.  According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006.  In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter.  The employment picture improved, albeit modestly. After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked.  Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                  The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet.  However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February 2010 indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                  On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight week period, the proceeds of which would be transferred to the Fed and therefore removed from the banking system.  On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks.  This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented.  The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                  On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.  Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7.  Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and therefore, we do not anticipate any further impact on our current management strategy.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Government Portfolio

Management Strategies

•                  As of October 31, 2010, the Portfolio had net assets of approximately $7.0 billion.  The Portfolio’s WAM and WAL were 44 days and 77 days, respectively.

•                  During the reporting period, yields of short agency securities and U.S. Treasuries fell as the market continued to price out interest rate hikes in 2010. Yields on overnight repurchase agreements stayed relatively competitive to those of longer-term agency paper.  Consequently, we invested an ample amount in overnight repurchase agreement with the remainder of the Portfolio invested in longer-term agency and U.S. Treasuries.  By positioning the Portfolio in this manner, we feel we maintained optimal liquidity in the low-rate environment.  We expect to maintain this conservative posture and short WAM and WAL positioning.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	52.6%
U.S. Agency Securities	47.4
Total Investments	100.0%

2010 Annual Report
October 31, 2010

Portfolio of Investments

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (48.2%)
Federal Home Loan Bank,
0.16%, 11/1/10 (a)	$73,000	$72,983
0.18%, 11/18/10 - 11/26/10 (a)	763,000	762,962
0.19%, 12/12/10 (a)	73,000	72,976
0.20%, 11/12/10 (a)	235,000	234,996
0.20%, 4/20/11	40,000	39,996
0.20%, 4/27/11 (b)	16,195	16,179
0.22%, 11/1/10 - 11/26/10 (a)	105,000	104,950
0.24%, 2/1/11	58,000	57,996
0.26%, 1/13/11	80,000	79,996
0.27%, 1/5/11 (b)	44,650	44,629
0.28%, 11/8/10	29,000	29,000
0.34%, 5/3/11 - 11/15/11	136,500	136,498
0.35%, 4/1/11 - 4/27/11	91,200	91,243
0.38%, 3/18/11	25,000	25,014
0.42%, 2/1/11	50,000	50,009
0.43%, 10/7/11	55,575	55,570
0.70%, 4/18/11	50,000	50,101
0.75%, 3/25/11	75,000	75,162
Federal Home Loan Mortgage Corp.,
0.21%, 11/21/10 - 11/29/10 (a)	224,000	223,871
0.23%, 1/24/11 - 5/25/11 (b)	105,567	105,461
0.26%, 11/26/10 (a)	60,000	59,976
0.36%, 11/5/10 (a)	28,000	28,017
1.13%, 6/1/11	48,870	49,123
5.13%, 4/18/11	73,000	74,657
Federal National Mortgage Association,
0.01%, 12/1/10	34,438	34,432
0.17%, 11/11/10 (a)	75,000	74,971
0.20%, 4/27/11 (b)	60,000	59,941
0.22%, 2/1/11 (b)	113,000	112,938
0.23%, 3/1/11 (b)	150,000	149,885
0.25%, 12/20/10 - 12/29/10 (b)	127,000	126,952
0.43%, 7/11/11 (b)	50,000	49,853
0.44%, 7/11/11 (b)	31,500	31,407
1.00%, 12/1/10 (b)	50,000	49,991
3.38%, 5/19/11	33,000	33,555
6.00%, 5/15/11	87,000	89,659
Total U.S. Agency Securities (Cost $3,354,949)		3,354,949

Repurchase Agreements (53.4%)
Barclays Capital, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $118,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 6.63% due 2/15/27; valued at $120,360)	118,000	118,000
BNP U.S. Finance Corp., (0.23%, dated 10/29/10, due 11/1/10; proceeds $700,013; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.50% - 5.50% due 6/15/39 - 7/15/40; valued at $721,000)	700,000	700,000
Citigroup Global Markets, Inc., (0.24%, dated 10/29/10, due 11/1/10; proceeds $100,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.68% - 5.78% due 12/1/32 - 4/1/38; Federal National Mortgage Association 2.15% - 6.12% due 10/1/19 - 9/1/45; Government National Mortgage Association 1.88% - 6.50% due 9/15/21 - 10/20/40; valued at $103,000) (Note H)	100,000	100,000
Credit Suisse First Boston, (0.21%, dated 10/12/10, due 11/10/10; proceeds $50,008; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.81% - 3.61% due 7/1/36 - 4/1/40; valued at $51,500)	50,000	50,000
Credit Suisse First Boston, (0.22%, dated 10/4/10, due 11/3/10; proceeds $50,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 1.59% - 6.19% due 2/1/11 - 4/1/50; valued at $51,500)	50,000	50,000
Credit Suisse First Boston, (0.23%, dated 10/20/10, due 11/19/10; proceeds $50,009; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.03% - 6.01% due 10/1/16 - 9/1/40; valued at $51,501)	50,000	50,000
Deutsche Bank Securities, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $150,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 4.00% - 6.50% due 9/1/17 - 10/1/37; Federal National Mortgage Association 3.50% - 6.50% due 12/1/17 - 10/1/40; valued at $154,500)	150,000	150,000
Goldman Sachs & Co., (0.23%, dated 10/25/10, due 11/10/10; proceeds $50,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 4.98% due 5/1/38; Federal National Mortgage Association 5.45% - 6.19% due 10/1/36 - 1/1/38; valued at $51,500)	50,000	50,000
Goldman Sachs & Co., (0.23%, dated 10/25/10, due 11/12/10; proceeds $50,005; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 5.50% due 7/1/38; Federal National Mortgage Association 2.46% - 4.80% due 2/1/36 - 4/1/38; valued at $51,500)	50,000	50,000
Goldman Sachs & Co., (0.23%, dated 10/26/10, due 11/24/10; proceeds $50,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.97% - 3.05% due 9/1/33 - 5/1/36; Federal National Mortgage Association 2.00% - 3.46% due 5/1/35 - 6/1/36; valued at $51,500)	50,000	50,000
Goldman Sachs & Co., (0.23%, dated 10/29/10, due 11/1/10; proceeds $504,538; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 2.93% - 6.50% due 10/1/25 - 9/1/40; Federal National Mortgage Association 3.50% - 7.00% due 9/1/22 - 11/1/40; valued at $519,668)	504,532	504,532

22	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Government Portfolio

	Face
	Amount	Value
	(000)	(000)
Repurchase Agreements (cont’d)
RBS Securities, Inc., (0.24%, dated 10/29/10, due 11/1/10; proceeds $950,013; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 3.50% - 3.63% due 2/15/20 - 5/15/20; valued at $969,010)	$950,000	$950,000
Societe Generale N.A., Inc., (0.23%, dated 10/29/10, due 11/1/10; proceeds $900,017; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corp. 5.00% - 5.50% due 3/1/36 - 3/1/40; Federal National Mortgage Association 5.00% - 6.00% due 12/1/33 - 7/1/40; valued at $927,000)	900,000	900,000
Total Repurchase Agreements (Cost $3,722,532)		3,722,532
Total Investments (101.6%) (Cost $7,077,481)		7,077,481
Liabilities in Excess of Other Assets (-1.6%)		(110,028)
Net Assets (100.0%)		$6,967,453

(a)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2010.

(b)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$3,354,949	$—	$3,354,949
Repurchase Agreements	—	3,722,532	—	3,722,532
Total Assets	—	7,077,481	—	7,077,481
Total	$—	$7,077,481	$—	$7,077,481

The accompanying notes are an integral part of the financial statements.	23

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Government Securities Portfolio

The Government Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in U.S. Treasury obligations and certain U.S. government securities, the interest from which is generally exempt from state income taxation. No individual security will have a remaining maturity in excess of 397 days except for adjustable rate government securities with maturities in excess of 397 days.

Performance

For the fiscal period ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.02%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provide an annualized current yield of 0.03% (subsidized) and -0.03% (non subsidized), while its 30-day moving average annualized yield was 0.04% (subsidized) and -0.05% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The U.S. economy rebounded significantly during the 12-month reporting period.  According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006.  In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter.  The employment picture improved, albeit modestly.  After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked.  Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                  The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet.  However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February 2010 indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                  On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight-week period, the proceeds of which would be transferred to the Fed and therefore removed from the banking system. On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks.  This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented.  The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                  On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.  Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7.  Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Government Securities Portfolio

therefore, we do not anticipate any further impact on our current management strategy.

Management Strategies

•                  As of October 31, 2010, the Portfolio had net assets of approximately $572 million.  The Portfolio’s WAM and WAL were 34 days and 72 days, respectively.

•                  During the reporting period, yields of short agency securities and U.S. Treasuries fell as the market continued to price out interest rate hikes in 2010. We invested an ample amount in short agencies to maintain liquidity and the remainder of the Portfolio in longer-term agencies and U.S. Treasuries.  By positioning the Portfolio in this manner, we feel we maintained optimal liquidity in the low-rate environment.  We expect to maintain our conservative posture and short WAM and WAL positioning.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Agency Securities	96.5%
U.S. Treasury Securities	3.5
Total Investments	100.0%

2010 Annual Report

October 31, 2010

Portfolio of Investments

Government Securities Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Agency Securities (96.5%)
Federal Farm Credit Bank,
0.26%, 11/28/10 (a)	$10,000	$10,001
0.30%, 11/15/10 (a)	13,125	13,130
0.30%, 12/1/10	4,000	4,000
0.39%, 12/20/10 (a)	4,790	4,795
Federal Home Loan Bank,
0.10%, 11/1/10 (b)	75,632	75,632
0.12%, 11/1/10 (b)	120,000	120,000
0.15%, 1/15/11 (a)	9,000	8,995
0.16%, 11/1/10 (a)	7,000	6,998
0.17%, 11/19/10 - 1/4/11 (b)	34,500	34,495
0.18%, 11/1/10 - 11/26/10 (a)	58,100	58,097
0.18%, 11/12/10 - 1/26/11 (b)	45,000	44,990
0.19%, 11/26/10 - 12/12/10 (a)	37,000	36,991
0.19%, 12/31/10 (b)	10,000	9,997
0.20%, 4/27/11 (b)	5,000	4,995
0.22%, 11/1/10 - 11/26/10 (a)	16,500	16,492
0.22%, 2/3/11 (b)	2,350	2,349
0.26%, 1/13/11	6,000	6,000
0.27%, 1/5/11 (b)	5,000	4,998
0.28%, 11/8/10 - 11/17/10	35,000	35,000
0.34%, 11/15/11	5,000	5,000
0.35%, 4/27/11	6,000	6,003
0.38%, 12/14/10	4,000	4,001
0.40%, 1/4/11	5,000	5,001
0.42%, 2/1/11	7,000	7,001
0.84%, 3/30/11	5,580	5,594
0.95%, 2/3/11	7,500	7,512
1.63%, 1/21/11	3,500	3,511
Tennessee Valley Authority
5.63%, 1/18/11	10,205	10,322
Total U.S. Agency Securities (Cost $551,900)		551,900
U.S. Treasury Securities (3.5%)
U.S. Treasury Bills,
0.15%, 11/26/10 (c)	10,000	9,999
0.16%, 12/30/10 (c)	10,000	9,997
Total U.S. Treasury Securities (Cost $19,996)		19,996
Total Investments (100.0%) (Cost $571,896)		571,896
Other Assets in Excess of Liabilities (0.0%)		203
Net Assets (100.0%)		$572,099

(a)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2010.

(b)                                 Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(c)                                  Rate shown is the yield to maturity at October 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Agency Securities	$—	$551,900	$—	$551,900
U.S. Treasury Securities	—	19,996	—	19,996
Total Assets	—	571,896	—	571,896
Total	$—	$571,896	$—	$571,896

26	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Treasury Portfolio

The Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal period ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.04%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provide an annualized current yield of 0.05% (subsidized) and 0.00% (non-subsidized), while its 30-day moving average annualized yield was 0.06% and -0.01% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                  The U.S. economy rebounded significantly during the 12-month reporting period.  According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006.  In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter.  The employment picture improved, albeit modestly.  After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked.  Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                  The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet.  However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February 2010 indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                  On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight week period, the proceeds of which would be transferred to the Fed and therefore removed from the banking system.  On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks.  This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented.  The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                  On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.  Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7.  Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and therefore, we do not anticipate any further impact on our current management strategy.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Treasury Portfolio

Management Strategies

•                  As of October 31, 2010, the Portfolio had net assets of approximately $5.1 billion.  The Portfolio’s WAM and WAL were 36 days.

•                  During the reporting period, yields on short U.S. Treasuries remained low as investor demand was strong.  Yields on overnight repurchase agreements collateralized by U.S. Treasuries stayed relatively competitive to longer-term investments in Treasury bills and notes.  Consequently, we invested a significant amount in overnight repurchase agreements in order to maintain optimal liquidity in the low-rate environment. We expect to maintain this conservative posture and short WAM and WAL positioning.

Portfolio Composition

Percentage of
Classification	Total Investments
Repurchase Agreements	74.4%
U.S. Treasury Securities	25.6
Total Investments	100.0%

2010 Annual Report

October 31, 2010

Portfolio of Investments

Treasury Portfolio

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Securities (25.6%)
U.S. Treasury Bills,
0.19%, 3/31/11 (a)	$98,500	$98,422
0.20%, 1/13/11 - 1/27/11 (a)	122,500	122,446
0.21%, 12/30/10 (a)	49,000	48,983
0.22%, 11/4/10 (a)	73,250	73,249
0.23%, 10/20/11 (a)	49,000	48,890
0.26%, 2/10/11 (a)	23,750	23,733
U.S. Treasury Notes,
0.88%, 12/31/10 - 5/31/11	146,280	146,569
1.00%, 8/31/11	49,000	49,287
1.25%, 11/30/10	197,000	197,153
4.38%, 12/15/10	73,000	73,361
4.50%, 2/28/11 - 9/30/11	122,065	124,982
4.75%, 3/31/11	74,000	75,374
4.88%, 4/30/11	99,000	101,282
5.00%, 2/15/11	49,000	49,671
5.13%, 6/30/11	73,500	75,874
Total U.S. Treasury Securities (Cost $1,309,276)		1,309,276
Repurchase Agreements (74.3%)
Bank of America Securities LLC, (0.21%, dated 10/29/10, due 11/1/10; proceeds $310,104; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.38% - 3.00% due 3/15/13 - 8/31/16; valued at $316,302)	310,100	310,100
Barclays Capital, Inc., (0.20%, dated 10/29/10, due 11/1/10; proceeds $75,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 1/15/13; valued at $76,500)	75,000	75,000
Barclays Capital, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $425,005; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 4.63% due 2/15/40; valued at $433,500)	425,000	425,000
BNP U.S. Finance Corp., (0.22%, dated 10/29/10, due 11/1/10; proceeds $400,007; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 7.63% due 11/15/22; U.S. Treasury Notes 1.13% - 4.63% due 10/31/11 - 2/28/14; valued at $408,000)	400,000	400,000
Credit Suisse First Boston, (0.21%, dated 10/29/10, due 11/1/10; proceeds $202,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.38% - 3.50% due 2/15/13 - 5/15/20; valued at $206,042)	202,000	202,000
Credit Suisse First Boston, (0.21%, dated 10/6/10, due 11/3/10; proceeds $50,008; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.75% due 1/31/14; valued at $51,004)	50,000	50,000
Credit Suisse First Boston, (0.21%, dated 10/6/10, due 11/5/10; proceeds $50,008; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.75% - 3.38% due 6/30/13 - 1/31/14; valued at $51,000)	50,000	50,000
Deutsche Bank Securities, Inc., (0.20%, dated 10/27/10, due 11/26/10; proceeds $75,012; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds Zero Coupon 11/15/21 - 11/15/39; valued at $76,500)	75,000	75,000
Deutsche Bank Securities, Inc., (0.21%, dated 10/29/10, due 11/1/10; proceeds $303,004; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 11/18/10; U.S. Treasury Bond 11.25% due 2/15/15; U.S. Treasury Note 1.00% due 4/30/12; valued at $309,060)	303,000	303,000
HSBC Bank USA, N.A., (0.21%, dated 10/29/10, due 11/1/10; proceeds $250,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.88% - 1.25% due 1/31/12 - 8/31/15; valued at $255,004)	250,000	250,000
RBS Securities, Inc., (0.22%, dated 10/29/10, due 11/1/10; proceeds $1,090,013; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.00% - 5.00% due 8/15/11 - 8/15/18; valued at $1,111,806)	1,090,000	1,090,000
Societe Generale, N.A., Inc., (0.18%, dated 10/29/10, due 11/1/10; proceeds $75,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 2.38% due 1/15/25; U.S. Treasury Note 1.38% due 10/15/12; valued at $76,500)	75,000	75,000
Societe Generale, N.A., Inc., (0.21%, dated 10/29/10, due 11/1/10; proceeds $500,009; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 12/23/10; U.S. Treasury Bond 3.63% due 4/15/28; valued at $510,000)	500,000	500,000
Total Repurchase Agreements (Cost $3,805,100)		3,805,100
Total Investments (99.9%) (Cost $5,114,376)		5,114,376
Other Assets in Excess of Liabilities (0.1%)		6,892
Net Assets (100.0%)		$5,121,268

(a)           Rate shown is the yield to maturity at October 31, 2010.

The accompanying notes are an integral part of the financial statements.	29

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Treasury Portfolio

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
U.S. Treasury Securities	$—	$1,309,276	$—	$1,309,276
Repurchase Agreements	—	3,805,100	—	3,805,100
Total Assets	—	5,114,376	—	5,114,376
Total	$—	$5,114,376	$—	$5,114,376

30	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Treasury Securities Portfolio

The Portfolio is not currently offering its shares to investors. The Treasury Securities Portfolio seeks preservation of capital, daily liquidity and maximum current income. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in U.S. Treasury obligations. Such obligations are backed by the full faith and credit of the U.S. government. The Portfolio may change its principal investment strategies; however you would be notified of any changes. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.05%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.01% (subsidized) and -21.76% (non-subsidized), while its 30-day moving average annualized yield was 0.01% (subsidized) and -5.82% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                                 The U.S. economy rebounded significantly during the 12-month reporting period. According to gross domestic product (GDP) data, the economy expanded at a 5.0% pace in the fourth quarter of 2009, the fastest pace since 2006. In the first quarter of 2010, GDP growth measured 3.7%, with the second quarter registering a 1.7% rate of growth and a 2.5% for the third quarter. The employment picture improved, albeit modestly. After reaching a high of 10.10% in late 2009, the unemployment rate fell back to 9.6% in September of this year. While this is still high and in our view unlikely to decline significantly, it does appear to us that the unemployment rate has peaked. Non-farm payroll data indicate a gradually improving labor market picture as well, with average monthly job gains of 360,000 for April and May; however, this improvement was greatly aided by census hiring.

•                                 The money markets continued to gain stability from the expansion of the Federal Reserve’s balance sheet. However, notable announcements by the Federal Reserve (the “Fed”) and Treasury beginning in February 2010 indicated that the period of extraordinary liquidity measures provided by emergency government actions were coming to an end and efforts to begin draining excess reserves from the banking system would soon be underway. Specifically, on February 18, the Fed raised the discount rate by 25 basis points in an effort to bring normalcy to the financing markets and raise the spread between the discount rate and the federal funds target rate.

•                                 On February 23, the Treasury announced that they would ramp up their Supplementary Financing Program with $200 billion of Treasury bill issuance in the form of weekly $25 billion auctions over an eight week period, the proceeds of which would be transferred to the Fed and therefore removed from the banking system. On April 30, the Federal Reserve Bank of New York (FRBNY) announced amendments to Regulation D that would authorize Reserve Banks to offer term deposits to institutions that are eligible to earn interest on their balances held at Reserve Banks. This paved the way for initial testing of the Term Deposit Facility that will serve as one of the tools available to be used to drain reserves when monetary policy changes are implemented. The FRBNY also released the Master Repurchase Agreement document for money market mutual funds to be used in reverse repo transactions with the Fed, which will provide another avenue for the draining of reserves once the decision is made to move forward with this program.

•                                 On February 23, the SEC also published its final Money Market Fund Reform rules, which became effective in May. The rules require that as of June 30, funds must meet 10% daily and 30% weekly liquidity requirements and maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. Additionally, funds must be compliant with monthly portfolio website reporting by October 7 and monthly SEC reporting by December 7. Our portfolios have been operating in accordance with the portfolio liquidity and maturity aspects of the Rule 2a-7 changes and therefore, we do not anticipate any further impact on our current management strategy.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Treasury Securities Portfolio

Management Strategies

•                                 As of October 31, 2010, the Portfolio had net assets of approximately $19.4 million. The Portfolio’s WAM and WAL were 52 days.

•                                 During the reporting period, yields on short U.S. Treasuries remained low as investor demand for Treasuries was strong. The yield of the Portfolio is therefore a reflection of the low yield environment in the Treasury bill market. Our strategy will remain to maintain a conservative and liquid profile in the Portfolio.

Portfolio Composition

Percentage of
Classification	Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

2010 Annual Report

October 31, 2010

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.9%)
U.S. Treasury Bills,
0.15%, 11/4/10 - 12/23/10 (a)	$8,487	$8,486
0.16%, 11/12/10 - 12/30/10 (a)	4,925	4,924
0.17%, 12/30/10 (a)	500	500
0.18%, 4/28/11 (a)	750	749
0.19%, 3/31/11 (a)	500	500
0.20%, 1/13/11 (a)	500	500
0.22%, 11/4/10 (a)	250	250
0.26%, 2/10/11 (a)	250	250
U.S. Treasury Notes,
0.88%, 12/31/10	1,740	1,742
1.25%, 11/30/10	500	500
4.38%, 12/15/10	490	492
4.50%, 2/28/11	435	441
Total Investments (99.9%) (Cost $19,334)		19,334
Other Assets in Excess of Liabilities (0.1%)		22
Net Assets (100.0%)		$19,356

(a)           Rates shown are the yield to maturity at October 31, 2010.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$19,334	$—	$19,334
Total Assets	—	19,334	—	19,334
Total	$—	$19,334	$—	$19,334

The accompanying notes are an integral part of the financial statements.	33

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview

Tax-Exempt Portfolio

The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity. The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. No individual security will have a remaining maturity in excess of 397 days.

Performance

For the fiscal year ended October 31, 2010, the Portfolio’s Institutional Share Class had a total return of 0.12%. For the seven-day period ended October 31, 2010, the Portfolio’s Institutional Share Class provided an annualized current yield of 0.12% (subsidized) and 0.00% (non-subsidized), while its 30-day moving average annualized yield was 0.10% (subsidized) and -0.02% (non-subsidized). Yield quotation more closely reflects the current earnings of the Portfolio than the total return. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

Factors Affecting Performance

•                                 Yields for Variable Rate Demand Notes (VRDNs), which represent the majority of short-term tax exempt instruments, have been range bound through much of 2010, hovering near historical lows. The SIFMA Index (the seven-day high grade municipal index comprised of tax-exempt variable rate demand obligations) has been stuck in a narrow band between 25 and 30 basis points. Although the largest buyer base of VRDNs, tax-exempt money market funds (MMFs), has seen steady asset outflows, weekly reset levels have for the most part stayed unchanged, however, as crossover buyers from the taxable market continue to be a factor in the VRDN market.

•                                 Continued refinancing of VRDNs into long-term fixed rate securities has reduced supply, in turn, keeping a lid on any broad volatility in reset rates. Nonetheless, the upcoming bulge in the schedule for renewing liquidity facility expiration dates and implications around Basel III will, in our view, also weigh heavily on supply/demand conditions into 2011.

•                                 While concern about the fiscal condition of state and local governments has risen, municipalities have generally been taking steps to address their budgetary challenges. Indeed, the continuing slow pace of the economic recovery has increased the political will to make tough decisions. States, cities and school districts have sought to close gaps through a variety of actions, including reductions in payrolls and benefits, cuts in services and increases in taxes and fees. These efforts have helped to stabilize the financial position of state and local governments. Furthermore, despite the worst economic downturn in decades, reported defaults and bankruptcy filings remain rare and typically involve unusual circumstances.

•                                 Evidence of improving government revenues has begun to surface. Nonetheless, budgetary pressures are expected to stretch well beyond the next fiscal year as the economy recovers lost ground and the unemployment rate slowly works its way down. Ongoing imbalances are likely to force municipal governments to continue searching for ways to cut services and increase revenues.

•                                 With regard to public sector employment, roughly 75% of the state and local job cuts have occurred in five states: New Jersey, New York, California, Ohio and Michigan. Nationwide, 35 states reduced government payrolls in the past year, while 15 states increased employment. Smaller workforces — along with federal stimulus money and an increase in tax collections — have helped certain state and local governments run budget surpluses since last October, according to the Bureau of Economic Analysis.

2010 Annual Report

October 31, 2010 (unaudited)

Investment Overview (cont’d)

Tax-Exempt Portfolio

Management Strategies

•                                 Protecting the safety and liquidity of the Portfolio is our first priority. In this cautious economic environment with interest rates near zero, our efforts remain centered on monitoring the health of credit support providers and carefully managing weighted average maturities.

•                                 To that end, we have focused on tax-exempt securities, including Variable Rate Demand Obligations (VRDOs), where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions.

•                                 Our general strategy has been to stay relatively short to our peer group, with a focus on variable-rate securities.

•                                 We will also continue to closely follow the progress of municipal governments in dealing with the budgetary imbalances that have arisen from declining revenues and increasing demands for social services.

•                                 As of the end of the period, the Portfolio had net assets of approximately $1.8 billion. The Portfolio’s weighted average maturity (WAM) and weighted average life (WAL) were 24 days. Roughly 82% of the Portfolio was invested in VRDOs, 10% in tax-exempt commercial paper and 8% in fixed-rate municipal notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	73.8%
Commercial Paper	10.1
Daily Variable Rate Bonds	8.3
Other*	7.8
Total Investments	100%

* Industries representing less than 5% of total investments.

2010 Annual Report

October 31, 2010

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.7%)
Commercial Paper (a) (10.2%)
Baltimore County, MD, Consolidated Public Improvement,
Series 2002 BANs
0.30%, 1/31/11	$10,000	$10,000
Harris County Cultural Education Facilities Finance Corp., TX, Methodist Hospital System,
Series 2009 C-1
0.37%, 4/7/11	28,000	28,000
Lincoln, NE, Electric System
0.31%, 1/28/11	14,000	14,000
Montgomery County, MD,
0.30%, 11/19/10	10,000	10,000
0.32%, 12/9/10	7,000	7,000
Nebraska Public Power District,
0.30%, 11/18/10	4,550	4,550
0.31%, 1/28/11	11,000	11,000
New York City Municipal Water Finance Authority
0.30%, 11/18/10	50,000	50,000
Rochester, Minnesota Health Care Mayo Foundation,
0.30%, 12/22/10	8,000	8,000
0.31%, 11/17/10	15,000	15,000
San Antonio, TX, Water System
0.30%, 12/17/10	6,000	6,000
Texas Municipal Power Agency,
Series 2005 A
0.32%, 12/3/10	20,000	20,000
		183,550
Daily Variable Rate Bonds (8.4%)
Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health
0.27%, 1/15/45	20,235	20,235
Columbia, SC, Waterworks & Sewer System,
Series 2009
0.23%, 2/1/38	18,120	18,120
Harris County Health Facilities Development Corp., TX, Methodist Hospital System,
Series A-2
0.27%, 12/1/41	26,400	26,400
Sevier County Public Building Authority, TN,
Series A-1
0.30%, 6/1/29	19,800	19,800
Southeast Alabama Gas District, AL,
Series A
0.30%, 8/1/27	48,700	48,700
Weber County, UT, Series C
0.28%, 2/15/35	17,300	17,300
		150,555
Municipal Bonds & Notes (3.9%)
Bellefontaine City School District, OH,
Ser 2009 BANs
1.00%, 12/15/10	4,000	4,002
Deerfield Township, OH,
Series 2009 BANs
1.50%, 11/10/10	2,000	2,000
Fulton County School District,
Series 2009 BANs
1.50%, 12/30/10	6,500	6,513
Georgia Municipal Gas Authority, Gas Portfolio III 2009,
2.00%, 5/17/11	5,500	5,540
Series H
2.00%, 11/18/10	7,800	7,805
Lock Haven, PA, Series 2009 B
1.50%, 12/22/10	1,000	1,001
Michigan, Fiscal 2011,
Series A
2.00%, 9/30/11	7,590	7,698
Texas, Series 2010 TRANs
2.00%, 8/31/11	30,000	30,404
Wisconsin Rural Water Construction Loan Program Commission, WI,
Series 2009 BANs
1.50%, 11/15/10	6,000	6,002
		70,965
Put Option Bonds (3.9%)
Fairfax County Industrial Development Authority, VA, Inova Health
0.40%, 5/15/39 (b)	4,000	4,000
JP Morgan Chase Putters/Drivers Trust, TX,
Series 3813
0.32%, 8/31/11 (b)(c)	21,000	21,000
Massachusetts Bay Transportation Authority, MA
0.37%, 7/1/30 (b)	4,500	4,500
Michigan State Hospital Finance Authority, MI, Ascension Health
0.37%, 11/15/49 (b)	10,000	10,000
Monroe County Development Authority, GA, Georgia Power Co. Scherer Plant Second,
Series 2008
0.80%, 11/1/48 (b)	4,000	4,000
New York Liberty Development Corp., NY, World Trade Center,
Series 2009 A
0.32%, 12/1/49 (b)	21,000	21,000
Norfolk Economic Development Authority, VA, Sentra Healthcare
0.40%, 11/1/34 (b)	6,000	6,000
		70,500
Weekly Variable Rate Bonds (74.3%)
Arizona Health Facilities Authority, AZ, Banner Health, Series 2008 D ROCs II-R,
Series 11687
0.36%, 7/1/25 (c)	1,600	1,600
Austin Trust, AZ, Arizona Health Facilities Authority, Banner Health,
Series 2008 A, Custody Receipts,
Series 2008-1097
0.30%, 1/1/35	3,385	3,385
Austin Trust, NC, Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
Series 2008 A, Custody Receipts,
Series 2008-1097
0.30%, 1/15/47	4,808	4,808

36	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Austin Trust, NV, Clark County,
Series 2008, Custody Receipts,
Series 2008-1171
0.30%, 6/1/38	$9,770	$9,770
Austin Trust, TX, Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources,
Series 2007 A, Custody Receipts,
Series 2007-1026
0.30%, 4/1/33	10,840	10,840
Series 2007-1031
0.30%, 2/15/36	5,470	5,470
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System,
Series 2008 A Floater-TRs,
Series 21W
0.29%, 1/1/38 (c)	5,000	5,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System,
Series 2009 B Floater-TRs,
Series 43W
0.29%, 7/1/38 (c)	7,000	7,000
Charlotte Water & Sewer System,
Series 2009 B Floater-TRs,
Series 44B
0.29%, 7/1/28 (c)	10,855	10,855
Barclays Capital Municipal Trust Receipts, WA, King County Limited Tax,
Series 2009 Floater-TRs,
Series 2009 1W (AGC)
0.29%, 1/1/39 (c)	1,000	1,000
Washington,
Series 2010 C Floater TRs,
Series 32B
0.29%, 1/1/26 (c)	4,985	4,985
Barclays Capital Municipal Trust Receipts, WI, Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin,
Series 2008 B Floater-TRs,
Series 15W,
Series 2009
0.29%, 8/15/37 (c)	1,250	1,250
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District,
Series 2008 A Floater Certificates,
Series 9
0.26%, 1/1/16	9,985	9,985
BB&T Municipal Trust, FL, Tampa Bay Water,
Series 2008 Floater Certificates,
Series 36, Series 2008
0.27%, 4/1/16	15,650	15,650
Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center,
Series 2009 B
0.28%, 6/1/39	5,300	5,300
Central Plains Energy Project, NE, Gas Project No. 2,
Series 2009
0.28%, 8/1/39	36,900	36,900
Central Utah Water Conservancy District,
Class A, Series 2008 A
0.33%, 4/1/34	16,795	16,795
Class B, Series 2008 B
0.33%, 4/1/32	23,925	23,925
Colorado Springs, CO, Utilities System Sub Lien,
Class A Series 2005 A
0.28%, 11/1/35	19,725	19,725
Class C Series 2009 C
0.26%, 11/1/28	11,955	11,955
Cook County, IL,
Series 2002 B
0.29%, 11/1/31	61,900	61,900
Dallas Area Rapid Transit, TX, Sales Tax,
Series 2008 ROCs II-R,
Series 11541
0.28%, 6/1/16	3,500	3,500
Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena,
Series 2000 A
0.27%, 11/1/30	7,600	7,600
Fairfax County Industrial Development Authority, VA, Inova Health System Foundation,
Series 1988 A
0.29%, 10/1/25	6,715	6,715
Series 1988 B
0.29%, 10/1/25	2,630	2,630
Florida State Board of Education, FL, Capital Outlay,
Series 2005 G ROCs II-R,
Series 12017
0.28%, 1/15/11	7,800	7,800
Gainesville, FL, Utilities System 2007,
Series A,
0.24%, 10/1/36	21,040	21,040
Utitlites System 2008,
Series B
0.29%, 10/1/38	24,500	24,500
Harris County Hospital District, TX, Senior Lien,
Series 2007 ROCs II-R,
Series 12075 (BHAC)
0.29%, 8/15/15	21,075	21,075
0.28%, 2/15/42	4,000	4,000
Harris County Industrial Development Corp., TX,
Baytank Inc., Series 1998
0.25%, 2/1/20	22,000	22,000
Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligation Group,
Class G Series 2005 G
0.30%, 11/15/35	16,425	16,425
Class I, Series 2005 I
0.26%, 11/15/29	20,000	20,000
Series 2006 B-2
0.26%, 11/15/30	3,600	3,600
Series 2006 C ROCs II-R,
Series 11564 (BHAC)
0.29%, 11/15/14	4,590	4,590
Series 2007 D
0.28%, 11/15/37	20,050	20,050
Series C
0.26%, 11/15/21	9,600	9,600

The accompanying notes are an integral part of the financial statements.	37

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Houston, TX, Combined Utitlity System First Lein,
Series 2004 B
0.26%, 5/15/34	$25,700	$25,700
Indiana Finance Authority, Trinity Health, Series 2008 D-1
0.23%, 12/1/34	26,100	26,100
Trinity Health, Series 2008 D-2
0.23%, 12/1/34	21,570	21,570
Iowa Higher Education Loan Authority, IA, Grinnell College,
Series 2008
0.29%, 6/1/23	7,000	7,000
JP Morgan Chase Putters/Drivers Trust, IL, Illinois Finance Authority Advocate Health Care,
Series 2010 A, B, C PUTTERs,
Series 3628
0.28%, 4/1/17 (c)	16,005	16,005
JP Morgan Chase Putters/Drivers Trust, NH, New Hampshire Health & Higher Education Facilities Authority, LRG Healthcare,
Series 2009 PUTTERs,
Series 3648
0.28%, 10/1/17 (c)	3,000	3,000
JP Morgan Chase Putters/Drivers Trust, NY, New York City Municipal Water Finance Authority,
Series 2009 EE PUTTERs,
Series 3587
0.28%, 6/15/17 (c)	3,830	3,830
JP Morgan Chase Putters/Drivers Trust, VA, Fairfax County Industrial Development Authority, Inova Health System Foundation,
Series 2009
A PUTTERs, Series 3590
0.28%, 5/15/17 (c)	2,500	2,500
King County, WA, Limited Tax Sewer,
Series 2010 A
0.25%, 1/1/40	16,765	16,765
Main Street Natural Gas Inc, GA, Series A
0.28%, 8/1/40	19,400	19,400
Maryland Economic Development Corp., MD, Howard Hughes Medical Institute, Series A
0.23%, 2/15/43	17,500	17,500
Massachusetts Bay Transportation Authority, MA, Senior Sales Tax, Class A Series 2005 B Eagle #720050087, Class A (FSA)
0.28%, 7/1/29	9,900	9,900
Massachusetts Health & Educational Facilities Authority, MA, Series Harvard University,
Series 2005 C ROCs II-R, Series 10390,
0.28%, 1/15/14 (c)	6,090	6,090
Massachusetts Health & Educational Facilities Authority, Series Harvard University, Class D Series Partners Healthcare System, Inc., 2003,
Series D-2
0.24%, 7/1/35	15,000	15,000
Massachusetts Water Resources Authority, MA, General, Series 2008 F
0.23%, 8/1/29	31,255	31,255
Miami-Dade County School Board, FL,
Series 2007 B
COPs Eagle #20070068, Class A (BHAC)
0.29%, 5/1/32	12,870	12,870
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group, Series 2010 F-2
0.26%, 11/15/47	15,000	15,000
Michigan State University, MI, Series 2003 A
0.25%, 2/15/33	19,185	19,185
Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth, Series 2005
0.28%, 9/1/40	1,995	1,995
Missouri State Health & Educational Facilities Authority, MO, BJC Health System,
Class B Series 2008 B,
0.24%, 5/15/38	17,100	17,100
Class D, Series 2008 D
0.24%, 5/15/38	31,000	31,000
Missouri State Health & Educational Facilities Authority, MO, Sisters of Mercy Health System,
Class D Series 2008 D,
0.24%, 6/1/39	25,000	25,000
Class E Series 2008 E,
0.24%, 6/1/39	20,000	20,000
New Castle, DE, University Courtyard Apartments,
Series 2005
0.30%, 8/1/31	8,860	8,860
New Mexico Finance Authority, NM, Sub Lien,
Series 2008, Sub Series B-2
0.24%, 12/15/26	20,000	20,000
0.28%, 12/15/26	20,000	20,000
New Mexico Hospital Equipment Loan Council, NM, Presbyterian Health Services, Series 2008
0.27%, 8/1/34	15,440	15,440
New Mexico Municipal Energy Acquisition Authority, NM, Series 2009
0.28%, 11/1/39	20,000	20,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010, Series CC
0.24%, 6/15/41	28,000	28,000
North Carolina Capital Facilities Finance Agency, NC, High Point University, Series 2007
0.30%, 12/1/29	3,000	3,000
North Carolina Medical Care Commission, NC, First Health of the Carolinas,
Series 2008 A
0.26%, 10/1/28	8,420	8,420
Mission-St. Joseph’s Health System,
Series 2003
0.35%, 10/1/18	10,305	10,305
Novant Health Obligated Group,
Series 2004 A
0.28%, 11/1/34	20,000	20,000
Novant Health Obligated Group,
Series 2008 B
0.25%, 11/1/28	30,660	30,660
Ohio, Common Schools, Series 2006 B
0.25%, 6/15/26	18,130	18,130
Oregon State Facilities Authority, OR, Lewis & Clark College, Series 2008 A
0.32%, 10/1/32	15,000	15,000

38	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

	Face
	Amount	Value
	(000)	(000)
Weekly Variable Rate Bonds (cont’d)
Oregon State Facilities Authority, OR, Peace Health,
Series 2008 A
0.24%, 8/1/34	$20,000	$20,000
Series 2008 C
0.23%, 5/1/47	22,000	22,000
Orlando-Orange County Expressway Authority, FL,
Class A Series 2007 A, Eagle #20070107,
Class A (BHAC),
0.29%, 7/1/42	15,000	15,000
Pinellas County Health Facilities Authority, FL, Baycare Health System, Series 2009 A-2
0.27%, 11/1/38	3,750	3,750
Puttable Floating Option Tax-Exempt Receipts, WA, Washington Series 2010 B, P-Floats PT-4658, Series 2009
0.30%, 1/1/24 (c)	6,065	6,065
RBC Municipal Products Inc., Trust, CA, Contra Costa Transportation Authority Sales Tax, Series 2010 B Floater Certificates, Series E-17
0.28%, 3/1/34 (c)	34,600	34,600
RBC Municipal Products Inc., Trust, PA, Allengheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series 2007 B-2 Floater Certificates, Series E-16,
0.28%, 4/15/39 (c)	4,500	4,500
RBC Municipal Products Inc., Trust, PA, Berks County Municipal Authority Reading Hospital & Medical Center,
Series 2008 Floater Certificates,
Series C-13,
0.28%, 11/1/11 (c)	5,400	5,400
Series 2009 A-1 & A-2 Floater Certificates,
Series E-15,
0.29%, 2/1/12 (c)	20,000	20,000
RBC Municipal Products Inc., Trust, TX, Houston Combined Utility System First Lien, Series 2010 B Floater Certificates, Series E-14
0.28%, 5/15/34 (c)	7,000	7,000
Richmond, KY, Kentucky League of Cities Funding Trust, Series A
0.27%, 3/1/36	9,000	9,000
South Carolina Jobs-Economic Development Authority, SC, An Med Health,
Class A Series 2009 A
0.26%, 2/1/35	1,000	1,000
Class C Series 2009 C
0.26%, 2/1/33	2,000	2,000
South Carolina Transportation Infrastructure Bank, SC, Series 2003 B-2
0.28%, 10/1/31	21,525	21,525
Southcentral Pennsylvania General Authority, PA, WellSpan Health, Series 2008 A ROCs II-R, Series 11686
0.29%, 12/1/24 (c)	1,000	1,000
University of Michigan, Series B
0.25%, 4/1/28	30,000	30,000
Utah Water Finance Agency,
Series 2008 B-1
0.30%, 10/1/37	10,000	10,000
Series 2008 B-2
0.30%, 10/1/35	14,690	14,690
Series 2008 B-4
0.30%, 10/1/36	25,330	25,330
Washington Higher Education Facilities Authority, WA, Class A Series Whitman College, Series 2008
0.30%, 1/1/38	30,255	30,255
Williamstown, KY, Kentucky League of Cities Funding Trust 2008, Series A
0.27%, 7/1/38	7,750	7,750
		1,335,668
Total Investments (100.7%) (Cost $1,811,238)		1,811,238
Liabilities in Excess of Other Assets (0.7%)		(12,769)
Net Assets (100.0%)		$1,798,469

(a)	The rates shown are the effective yields at the date of purchase.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2010.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
AGC	Assured Guaranty Corp.
BANs	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COPs	Certificates of Participation
FSA	Financial Security Assurance Inc.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts
ROCs	Reset Option Certificates
TRANs	Tax and Revenue Anticipation Notes
TRs	Trust Receipts

The accompanying notes are an integral part of the financial statements.	39

2010 Annual Report

October 31, 2010

Portfolio of Investments (cont’d)

Tax-Exempt Portfolio

Summary of Tax-Exempt Instruments by State/Territory

	Value	Percent of
State/Territory	(000)	Net Assets
Texas	$225,389	12.5%
Florida	174,875	9.7
North Carolina	115,283	6.4
Utah	108,040	6.0
New York	102,830	5.7
Missouri	98,400	5.5
Michigan	81,883	4.6
Illinois	77,905	4.3
New Mexico	75,440	4.2
Massachusetts	66,745	3.7
Washington	59,070	3.3
Oregon	57,000	3.2
Maryland	55,500	3.1
Nebraska	55,450	3.1
Alabama	48,700	2.7
Indiana	47,670	2.6
Georgia	43,258	2.4
South Carolina	42,645	2.4
California	40,600	2.3
Pennsylvania	39,501	2.2
Colorado	31,680	1.8
Ohio	24,132	1.3
Minnesota	23,000	1.3
Virginia	21,845	1.2
Arizona	19,970	1.1
Tennessee	19,800	1.1
Kentucky	16,750	0.9
Nevada	9,770	0.5
Wisconsin	9,247	0.5
Delaware	8,860	0.5
Iowa	7,000	0.4
New Hampshire	3,000	0.2
	$1,811,238	100.7%

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2010. (See Note A-3 to the financial statements for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	observable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$183,550	$—	$183,550
Daily Variable Rate Bonds	—	150,555	—	150,555
Municipal Bonds & Notes	—	70,965	—	70,965
Put Option Bonds	—	70,500	—	70,500
Weekly Variable Rate Bonds	—	1,335,668	—	1,335,668
Total Tax-Exempt Instruments	—	1,811,238	—	1,811,238
Total Assets	—	1,811,238	—	1,811,238
Total	$—	$1,811,238	$—	$1,811,238

40	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Assets and Liabilities

							Government
	Money Market		Prime		Government		Securities
	Portfolio		Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)		(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,085,934		$13,987,810		$6,977,481		$571,896
Investments in Securities of Affiliated Issuers, at Cost	120,000		280,000		100,000		—
Total Investments in Securities, at Cost	3,205,934		14,267,810		7,077,481		571,896
Investments in Securities of Unaffiliated Issuers, at Value	3,085,934		13,987,810		6,977,481		571,896
Investments in Securities of Affiliated Issuers, at Value	120,000		280,000		100,000		—
Total Investments in Securities, at Value(1)	3,205,934		14,267,810		7,077,481		571,896
Cash	182		683		27		6
Interest Receivable	892		2,375		4,278		321
Receivable for Portfolio Shares Sold	—		900		—		—
Receivable from Affiliate	3		8		2		—
Other Assets	85		332		158		15
Total Assets	3,207,096		14,272,108		7,081,946		572,238
Liabilities:
Payable for Investments Purchased	—		—		112,938		—
Payable for Investment Advisory Fees	285		1,226		674		57
Dividends Declared	198		1,571		264		3
Payable for Administration Fees	157		631		336		25
Payable for Professional Fees	66		73		123		34
Payable for Custodian Fees	37		77		51		9
Payable for Transfer Agent Fees	—	@	1		1		—	@
Shareholder Administration Plan Fees Payable — Service Class	—	@	5		—	@	—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	1		6		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	—	@	—	@	1		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	—	@	6		8		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	1		1		—	@	—	@
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	17		1		—	@	—	@
Other Liabilities	39		152		91		11
Total Liabilities	800		3,745		114,493		139
Net Assets	$3,206,296		$14,268,363		$6,967,453		$572,099
Net Assets Consist Of:
Paid-in-Capital	$3,206,251		$14,268,160		$6,967,177		$572,090
Undistributed Net Investment Income	124		217		276		10
Accumulated Net Realized Gain (Loss)	(79)		(14)		—		(1)
Net Assets	$3,206,296		$14,268,363		$6,967,453		$572,099

(1) Including:
Repurchase Agreements, at Value	$763,785		$5,574,990		$3,722,532		$—

The accompanying notes are an integral part of the financial statements.	41

2010 Annual Report

October 31, 2010

Statements of Assets and Liabilities (cont’d)

				Government
	Money Market	Prime	Government	Securities
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$3,069,495	$14,068,183	$6,717,236	$561,488
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares, authorized) (not in 000’s)	3,069,457,499	14,067,912,174	6,716,969,069	561,478,584
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$157,554	$100	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares, authorized) (not in 000’s)	100,003	157,553,026	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$2,435	$7,467	$99,752	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	2,434,893	7,466,984	99,744,342	100,000
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$100	$100	$20,567	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	100,000	100,000	20,566,288	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$248	$29,069	$128,054	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	247,650	29,068,484	128,052,264	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$5,422	$4,078	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	5,422,439	4,077,760	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$128,496	$1,912	$1,644	$10,111
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	128,494,342	1,911,885	1,644,136	10,110,780
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00	$1.00

@ Amount is less than $500.

42	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Assets and Liabilities

			Treasury
	Treasury		Securities		Tax-Exempt
	Portfolio		Portfolio		Portfolio
	(000)		(000)		(000)
Assets:
Investments in Securities, at Cost	$5,114,376		$19,334		$1,811,238
Investments in Securities, at Value(1)	5,114,376		19,334		1,811,238
Cash	5		7		47
Interest Receivable	8,134		19		981
Receivable for Investments Sold	—		—		845
Due from Adviser	—		20		—
Other Assets	78		17		63
Total Assets	5,122,593		19,397		1,813,174
Liabilities:
Payable for Investments Purchased	—		—		14,253
Payable for Investment Advisory Fees	402		—		194
Payable for Portfolio Shares Redeemed	411		—		—
Payable for Administration Fees	217		1		79
Payable for Professional Fees	78		28		51
Dividends Declared	114		—	@	11
Payable for Custodian Fees	35		2		17
Payable for Transfer Agent Fees	—	@	—	@	—	@
Shareholder Administration Plan Fees Payable — Service Class	—	@	—		—	@
Shareholder Administration Plan Fees Payable — Investor Class	—	@	—		—	@
Shareholder Administration Plan Fees Payable — Administrative Class	1		—		—	@
Service and Shareholder Administration Plan Fees Payable — Advisory Class	3		—		—	@
Distribution and Shareholder Service Plans Fees Payable — Participant Class	—	@	—		1
Distribution and Shareholder Service Plans Fees Payable — Cash Management Class	10		—		66
Other Liabilities	54		10		33
Total Liabilities	1,325		41		14,705
Net Assets	$5,121,268		$19,356		$1,798,469
Net Assets Consist Of:
Paid-in-Capital	$5,121,206		$19,362		$1,798,332
Undistributed Net Investment Income (Loss)	62		(6)		218
Accumulated Net Realized Gain (Loss)	—		—		(81)
Net Assets	$5,121,268		$19,356		$1,798,469

(1) Including:
Repurchase Agreements, at Value	$3,805,100		$—		$—

The accompanying notes are an integral part of the financial statements.	43

2010 Annual Report

October 31, 2010

Statements of Assets and Liabilities (cont’d)

		Treasury
	Treasury	Securities	Tax-Exempt
	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)
INSTITUTIONAL CLASS:
Net Assets	$4,792,695	$3,195	$986,806
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares, authorized) (not in 000’s)	4,792,640,244	3,195,204	986,725,055
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
SERVICE CLASS:
Net Assets	$100	$100	$100
Shares Outstanding $0.01 par value of beneficial interest (unlimited number of shares, authorized) (not in 000’s)	100,398	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
INVESTOR CLASS:
Net Assets	$110	$100	$1,366
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	109,491	100,000	1,365,852
Net Asset Value, Redemption Price Per Share	$1.00	$1.00	$1.00
ADMINISTRATIVE CLASS:
Net Assets	$19,315	$100	$100
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	19,314,142	100,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
ADVISORY CLASS:
Net Assets	$51,426	$100	$6,213
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	51,423,910	100,000	6,212,264
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
PARTICIPANT CLASS:
Net Assets	$127	$100	$17,929
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	126,839	100,000	17,928,359
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00
CASH MANAGEMENT CLASS:
Net Assets	$257,495	$15,661	$785,955
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000’s)	257,491,843	15,661,439	785,909,260
Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

@ Amount is less than $500.

44	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Operations

For the Year Ended October 31, 2010

					Government
	Money Market		Prime	Government	Securities
	Portfolio		Portfolio	Portfolio	Portfolio
	(000)		(000)	(000)	(000)
Investment Income:
Interest	$11,801		$41,468	$15,943	$1,127
Interest from Securities of Affiliated Issuers	841		2,708	278	—
Total Investment Income	12,642		44,176	16,221	1,127
Expenses:
Investment Advisory Fees (Note B)	5,864		21,356	11,307	1,030
Administration Fees (Note C)	1,955		7,119	3,769	343
Custodian Fees (Note F)	171		381	197	38
Trustees’ Fees and Expenses	130		346	250	19
Professional Fees	126		271	240	47
Registration and Filing Fees	132		142	128	111
Shareholder Administration Plan Fees — Service Class (Note D)	—	@	30	26	—	@
Shareholder Administration Plan Fees — Investor Class (Note D)	2		8	114	8
Shareholder Administration Plan Fees — Administrative Class (Note D)	—	@	— @	47	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1		158	178	—	@
Distribution and Shareholder Servicing Fees — Participant Class (Note D)	53		49	1	1
Distribution and Shareholder Servicing Fees — Cash Management Class (Note D)	324		8	6	36
Shareholder Reporting Fees	22		57	52	1
Transfer Agency Fees (Note E)	15		53	26	3
Pricing Fees	7		22	11	2
Other Expenses	80		277	180	24
Expenses Before Non Operating Expenses	8,882		30,277	16,532	1,663
Bank Overdraft Expense	1		1	—	—	@
Total Expenses	8,883		30,278	16,532	1,663
Waiver of Investment Advisory Fees (Note B)	(2,247)		(7,244)	(4,337)	(653)
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	—		—	(13)	(—	)@
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	(—	)@	(— )@	(63)	(8)
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(—	)@	(— )@	(34)	(—	)@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	)@	(68)	(143)	(—	)@
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(34)		(36)	(— )@	(—	)@
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(129)		(2)	(5)	(36)
Net Expenses	6,473		22,928	11,937	966
Net Investment Income	6,169		21,248	4,284	161
Realized Gain (Loss):
Investments Sold	45		300	19	7
Voluntary Capital Contribution from Adviser (Note H-1)	10,613		14,795	—	—
Net Increase in Net Assets Resulting from Operations	$16,827		$36,343	$4,303	$168

@    Amount is less than $500.

The accompanying notes are an integral part of the financial statements.	45

2010 Annual Report

October 31, 2010

Statements of Operations

For the Year Ended October 31, 2010

		Treasury
	Treasury	Securities		Tax-Exempt
	Portfolio	Portfolio		Portfolio
	(000)	(000)		(000)
Investment Income:
Dividends from Securities of Affiliated Issuers	$—	$—		$1
Interest	9,359	31		7,129
Interest from Securities of Affiliated Issuers	117	—		—
Total Investment Income	9,476	31		7,130
Expenses:
Investment Advisory Fees (Note B)	7,662	40		3,531
Administration Fees (Note C)	2,554	13		1,177
Custodian Fees (Note F)	142	6		76
Trustees’ Fees and Expenses	141	3		70
Professional Fees	145	30		91
Registration and Filing Fees	157	94		202
Shareholder Administration Plan Fees — Service Class (Note D)	— @	—	@	— @
Shareholder Administration Plan Fees — Investor Class (Note D)	6	—	@	2
Shareholder Administration Plan Fees — Administrative Class (Note D)	47	—	@	— @
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	225	—	@	14
Distribution and Shareholder Servicing Fees — Participant Class (Note D)	1	1		83
Distribution and Shareholder Servicing Fees — Cash Management Class (Note D)	559	49		2,128
Shareholder Reporting Fees	32	2		19
Transfer Agency Fees (Note E)	18	—	@	9
Pricing Fees	7	—	@	9
Other Expenses	118	15		64
Expenses Before Non Operating Expenses	11,814	253		7,475
Bank Overdraft Expense	— @	2		15
Total Expenses	11,814	255		7,490
Waiver of Investment Advisory Fees (Note B)	(3,285)	(29)		(1,049)
Expenses Reimbursed by Adviser (Note B)	—	(143)		—
Waiver of Shareholder Administration Plan Fees — Service Class (Note D)	(— )@	(—	)@	—
Waiver of Shareholder Administration Plan Fees — Investor Class (Note D)	(6)	(—	)@	(— )@
Waiver of Shareholder Administration Plan Fees — Administrative Class (Note D)	(40)	(—	)@	(— )@
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(204)	(—	)@	(8)
Waiver of Distribution and Shareholder Service Plan Fees — Participant Class (Note D)	(1)	(—	)@	(64)
Waiver of Distribution and Shareholder Service Plan Fees — Cash Management Class (Note D)	(499)	(41)		(1,134)
Net Expenses	7,779	42		5,235
Net Investment Income (Loss)	1,697	(11)		1,895
Realized Gain (Loss):
Investments Sold	16	—	@	(83)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,713	$(11)		$1,812

@    Amount is less than $500.

46	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets

	Money Market		Prime
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income	$6,169	$26,226	$21,248	$59,033
Net Realized Gain	45	114	300	123
Net Increase from Payments by Affiliates	10,613	1,000	14,795	6,000
Net Increase (Decrease) in Net Assets Resulting from Operations	16,827	27,340	36,343	65,156
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(6,769)	(25,369)	(22,310)	(57,559)
Service Class:
Net Investment Income	(— )@	(21)	(68)	(352)
Investor Class:
Net Investment Income	(2)	(10)	(5)	(67)
Administrative Class:
Net Investment Income	(— )@	(— )@	(— )@	(2)
Advisory Class:
Net Investment Income	(— )@	(5)	(6)	(375)
Participant Class:
Net Investment Income	(1)	(30)	(1)	(62)
Cash Management Class:
Net Investment Income	(45)	(593)	(2)	(15)
Total Distributions	(6,817)	(26,028)	(22,392)	(58,432)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	23,661,735	14,026,664	81,127,579	38,490,830
Distributions Reinvested	4,182	17,456	8,661	24,612
Redeemed	(25,044,805)	(14,262,335)	(79,078,700)	(38,244,310)
Service Class:
Subscribed	— @	26,252	793,103	285,685
Distributions Reinvested	—	—	18	81
Redeemed	(— )@	(30,160)	(654,762)	(518,177)
Investor Class:
Subscribed	7,909	6,857	10,917	113,566
Distributions Reinvested	2	8	3	52
Redeemed	(6,972)	(8,671)	(10,451)	(127,477)
Administrative Class:
Subscribed	— @	—	— @	3
Distributions Reinvested	—	—	—	2
Redeemed	(— )@	—	—	(1,635)
Advisory Class:
Subscribed	350	2,073	204,100	195,283
Distributions Reinvested	— @	2	6	318
Redeemed	(377)	(3,132)	(293,513)	(258,674)
Participant Class:
Subscribed	20,240	56,702	1,766	2,325
Distributions Reinvested	—	—	1	62
Redeemed	(48,983)	(32,846)	(11,140)	(31,293)
Cash Management Class:
Subscribed	257,639	349,529	12,644	14
Distributions Reinvested	44	569	1	14
Redeemed	(277,071)	(396,475)	(14,270)	(3,782)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,426,107)	(247,507)	2,095,963	(72,501)
Total Increase (Decrease) in Net Assets	(1,416,097)	(246,195)	2,109,914	(65,777)
Net Assets:
Beginning of Period	4,622,393	4,868,588	12,158,449	12,224,226
End of Period	$3,206,296	$4,622,393	$14,268,363	$12,158,449
Undistributed Net Investment Income Included in End of Period Net Assets	$124	$771	$217	$1,367

The accompanying notes are an integral part of the financial statements.	47

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets (cont’d)

		Money Market		Prime
		Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended
		October 31,	October 31,	October 31,	October 31,
		2010	2009	2010	2009
		(000)	(000)	(000)	(000)

(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	23,661,735	14,026,664	81,127,579	38,490,830
	Shares Issued on Distributions Reinvested	4,182	17,456	8,661	24,612
	Shares Redeemed	(25,044,805)	(14,262,335)	(79,078,700)	(38,244,310)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,378,888)	(218,215)	2,057,540	271,132
	Service Class:
	Shares Subscribed	— @@	26,252	793,103	285,685
	Shares Issued on Distributions Reinvested	—	—	18	81
	Shares Redeemed	(— )@@	(30,160)	(654,762)	(518,177)
	Net Increase (Decrease) in Service Class Shares Outstanding	— @@	(3,908)	138,359	(232,411)
	Investor Class:
	Shares Subscribed	7,909	6,857	10,917	113,566
	Shares Issued on Distributions Reinvested	2	8	3	52
	Shares Redeemed	(6,972)	(8,671)	(10,451)	(127,477)
	Net Increase (Decrease) in Investor Class Shares Outstanding	939	(1,806)	469	(13,859)
	Administrative Class:
	Shares Subscribed	— @@	—	—	3
	Shares Issued on Distributions Reinvested	—	—	—	2
	Shares Redeemed	(— )@@	—	—	(1,635)
	Net Decrease in Administrative Class Shares Outstanding	—	—	—	(1,630)
	Advisory Class:
	Shares Subscribed	350	2,073	204,100	195,283
	Shares Issued on Distributions Reinvested	— @@	2	6	318
	Shares Redeemed	(377)	(3,132)	(293,513)	(258,674)
	Net Decrease in Advisory Class Shares Outstanding	(27)	(1,057)	(89,407)	(63,073)
	Participant Class:
	Shares Subscribed	20,240	56,702	1,766	2,325
	Shares Issued on Distributions Reinvested	—	—	1	62
	Shares Redeemed	(48,983)	(32,846)	(11,140)	(31,293)
	Net Increase (Decrease) in Participant Class Shares Outstanding	(28,743)	23,856	(9,373)	(28,906)
	Cash Management Class:
	Shares Subscribed	257,639	349,529	12,644	14
	Shares Issued on Distributions Reinvested	44	569	1	14
	Shares Redeemed	(277,071)	(396,475)	(14,270)	(3,782)
	Net Decrease in Cash Management Class Shares Outstanding	(19,388)	(46,377)	(1,625)	(3,754)

@	Amount is less than $500.
@@	Shares are less than 500.

48	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets

	Government		Government Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009
	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$4,284	$43,699	$161	$915
Net Realized Gain	19	221	7	3
Net Increase in Net Assets Resulting from Operations	4,303	43,920	168	918
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(4,256)	(41,890)	(158)	(903)
Service Class:
Net Investment Income	(7)	(564)	(— )@	(— )@
Investor Class:
Net Investment Income	(11)	(337)	(1)	(3)
Administrative Class:
Net Investment Income	(3)	(269)	(— )@	(— )@
Advisory Class:
Net Investment Income	(7)	(631)	(— )@	(— )@
Participant Class:
Net Investment Income	(— )@	(— )@	(— )@	(— )@
Cash Management Class:
Net Investment Income	(— )@	(8)	(2)	(9)
Total Distributions	(4,284)	(43,699)	(161)	(915)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	47,539,615	49,245,243	3,422,682	2,589,539
Distributions Reinvested	1,897	19,157	123	701
Redeemed	(49,219,546)	(56,068,147)	(3,498,910)	(2,505,719)
Service Class:
Subscribed	105	2,778,329	—	100
Distributions Reinvested	7	208	—	—
Redeemed	(200,023)	(2,745,048)	—	(100)
Investor Class:
Subscribed	1,254,875	1,355,620	44,000	20,310
Distributions Reinvested	2	123	1	3
Redeemed	(1,237,751)	(1,424,336)	(53,902)	(18,719)
Administrative Class:
Subscribed	2,001	54,116	—	100
Distributions Reinvested	3	231	—	—
Redeemed	(50,281)	(133,578)	—	(100)
Advisory Class:
Subscribed	157,500	2,616,322	—	100
Distributions Reinvested	2	135	—	—
Redeemed	(206,983)	(2,854,896)	—	(100)
Participant Class:
Subscribed	—	—	—	100
Redeemed	—	—	—	(100)
Cash Management Class:
Subscribed	— @	13,033	27,565	109,135
Distributions Reinvested	— @	8	2	9
Redeemed	(1,475)	(14,026)	(37,683)	(131,529)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,960,052)	(7,157,506)	(96,122)	63,730
Total Increase (Decrease) in Net Assets	(1,960,033)	(7,157,285)	(96,115)	63,733
Net Assets:
Beginning of Period	8,927,486	16,084,771	668,214	604,481
End of Period	$6,967,453	$8,927,486	$572,099	$668,214
Undistributed Net Investment Income Included in End of Period Net Assets	$276	$151	$10	$4

The accompanying notes are an integral part of the financial statements.	49

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets (cont’d)

		Government		Government Securities
		Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended
		October 31,	October 31,	October 31,	October 31,
		2010	2009	2010	2009
		(000)	(000)	(000)	(000)

(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	47,539,615	49,245,243	3,422,682	2,589,539
	Shares Issued on Distributions Reinvested	1,897	19,157	123	701
	Shares Redeemed	(49,219,546)	(56,068,147)	(3,498,910)	(2,505,719)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,678,034)	(6,803,747)	(76,105)	84,521
	Service Class:
	Shares Subscribed	105	2,778,329	—	100
	Shares Issued on Distributions Reinvested	7	208	—	—
	Shares Redeemed	(200,023)	(2,745,048)	—	(100)
	Net Increase (Decrease) in Service Class Shares Outstanding	(199,911)	33,489	—	—
	Investor Class:
	Shares Subscribed	1,254,875	1,355,620	44,000	20,310
	Shares Issued on Distributions Reinvested	2	123	1	3
	Shares Redeemed	(1,237,751)	(1,424,336)	(53,902)	(18,719)
	Net Increase (Decrease) in Investor Class Shares Outstanding	17,126	(68,593)	(9,901)	1,594
	Administrative Class:
	Shares Subscribed	2,001	54,116	—	100
	Shares Issued on Distributions Reinvested	3	231	—	—
	Shares Redeemed	(50,281)	(133,578)	—	(100)
	Net Decrease in Administrative Class Shares Outstanding	(48,277)	(79,231)	—	—
	Advisory Class:
	Shares Subscribed	157,500	2,616,322	—	100
	Shares Issued on Distributions Reinvested	2	135	—	—
	Shares Redeemed	(206,983)	(2,854,896)	—	(100)
	Net Decrease in Advisory Class Shares Outstanding	(49,481)	(238,439)	—	—
	Participant Class:
	Shares Subscribed	—	—	—	100
	Shares Redeemed	—	—	—	(100)
	Net Increase in Participant Class Shares Outstanding	—	—	—	—
	Cash Management Class:
	Shares Subscribed	— @@	13,033	27,565	109,135
	Shares Issued on Distributions Reinvested	— @@	8	2	9
	Shares Redeemed	(1,475)	(14,026)	(37,683)	(131,529)
	Net Decrease in Cash Management Class Shares Outstanding	(1,475)	(985)	(10,116)	(22,385)

@	Amount is less than $500.
@@	Shares are less than 500.

50	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets

	Treasury		Treasury Securities
	Portfolio		Portfolio
	Year Ended	Year Ended	Year Ended		Year Ended
	October 31,	October 31,	October 31,		October 31,
	2010	2009	2010		2009
	(000)	(000)	(000)		(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,697	$6,676	$(11)		$64
Net Realized Gain	16	22	—	@	18
Net Increase (Decrease) in Net Assets Resulting from Operations	1,713	6,698	(11)		82
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,660)	(6,556)	(—	)@	(56)
Net Realized Gain	—	—	(5)		—
Service Class:
Net Investment Income	(— )@	(12)	(—	)@	(—	)@
Net Realized Gain	—	—	(—	)@	—
Investor Class:
Net Investment Income	(1)	(3)	(—	)@	(—	)@
Net Realized Gain	—	—	(—	)@	—
Administrative Class:
Net Investment Income	(3)	(23)	(—	)@	(—	)@
Net Realized Gain	—	—	(—	)@	—
Advisory Class:
Net Investment Income	(9)	(26)	(—	)@	(—	)@
Net Realized Gain	—	—	(—	)@	—
Participant Class:
Net Investment Income	(— )@	(— )@	(—	)@	(—	)@
Net Realized Gain	—	—	(—	)@	—
Cash Management Class:
Net Investment Income	(24)	(55)	(—	)@	(8)
Net Realized Gain	—	—	(3)		—
Total Distributions	(1,697)	(6,675)	(8)		(64)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	26,972,635	17,390,477	—		242,890
Distributions Reinvested	842	4,662	5		45
Redeemed	(26,810,111)	(21,571,508)	(30,221)		(492,148)
Service Class:
Subscribed	13,750	47,436	—		—
Redeemed	(25,936)	(110,250)	—		—
Investor Class:
Subscribed	35,601	49,352	—		—
Distributions Reinvested	1	2	—		—	@
Redeemed	(45,903)	(42,733)	—		(—	)@
Administrative Class:
Subscribed	35,250	25,243	—		—
Distributions Reinvested	3	23	—		—
Redeemed	(44,396)	(107,874)	—		—
Advisory Class:
Subscribed	1,730,596	1,034,935	—		—
Distributions Reinvested	1	8	—		—
Redeemed	(1,777,263)	(1,113,357)	—		—
Participant Class:
Subscribed	558	220	—		—
Distributions Reinvested	— @	— @	—		—
Redeemed	(559)	(252)	—		—
Cash Management Class:
Subscribed	288,060	421,575	—		63,278
Distributions Reinvested	24	53	3		6
Redeemed	(295,429)	(570,937)	(12,186)		(79,133)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	77,724	(4,542,925)	(42,399)		(265,062)
Total Increase (Decrease) in Net Assets	77,740	(4,542,902)	(42,418)		(265,044)
Net Assets:
Beginning of Period	5,043,528	9,586,430	61,774		326,818
End of Period	$5,121,268	$5,043,528	$19,356		$61,774
Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$62	$46	$(6)		$18

The accompanying notes are an integral part of the financial statements.	51

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets (cont’d)

		Treasury		Treasury Securities
		Portfolio		Portfolio
		Year Ended	Year Ended	Year Ended	Year Ended
		October 31,	October 31,	October 31,	October 31,
		2010	2009	2010	2009
		(000)	(000)	(000)	(000)

(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	26,972,635	17,390,477	—	242,890
	Shares Issued on Distributions Reinvested	842	4,662	5	45
	Shares Redeemed	(26,810,111)	(21,571,508)	(30,221)	(492,148)
	Net Increase (Decrease) in Institutional Class Shares Outstanding	163,366	(4,176,369)	(30,216)	(249,213)
	Service Class:
	Shares Subscribed	13,750	47,436	—	—
	Shares Redeemed	(25,936)	(110,250)	—	—
	Net Decrease in Service Class Shares Outstanding	(12,186)	(62,814)	—	—
	Investor Class:
	Shares Subscribed	35,601	49,352	—	—
	Shares Issued on Distributions Reinvested	1	2	—	— @@
	Shares Redeemed	(45,903)	(42,733)	—	(— )@@
	Net Increase (Decrease) in Investor Class Shares Outstanding	(10,301)	6,621	—	— @@
	Administrative Class:
	Shares Subscribed	35,250	25,243	—	—
	Shares Issued on Distributions Reinvested	3	23	—	—
	Shares Redeemed	(44,396)	(107,874)	—	—
	Net Decrease in Administrative Class Shares Outstanding	(9,143)	(82,608)	—	—
	Advisory Class:
	Shares Subscribed	1,730,596	1,034,935	—	—
	Shares Issued on Distributions Reinvested	1	8	—	—
	Shares Redeemed	(1,777,263)	(1,113,357)	—	—
	Net Decrease in Advisory Class Shares Outstanding	(46,666)	(78,414)	—	—
	Participant Class:
	Shares Subscribed	558	220	—	—
	Shares Issued on Distributions Reinvested	— @@	— @@	—	—
	Shares Redeemed	(559)	(252)	—	—
	Net Decrease in Participant Class Shares Outstanding	(1)	(32)	—	—
	Cash Management Class:
	Shares Subscribed	288,060	421,575	—	63,278
	Shares Issued on Distributions Reinvested	24	53	3	6
	Shares Redeemed	(295,429)	(570,937)	(12,186)	(79,133)
	Net Decrease in Cash Management Class Shares Outstanding	(7,345)	(149,309)	(12,183)	(15,849)

@	Amount is less than $500.
@@	Shares are less than 500.

52	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets

	Tax-Exempt
	Portfolio
	Year Ended	Year Ended
	October 31,	October 31,
	2010	2009
	(000)	(000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$1,895	$9,888
Net Realized Gain (Loss)	(83)	380
Net Increase in Net Assets Resulting from Operations	1,812	10,268
Distributions from and/or in Excess of:
Institutional Class:
Net Investment Income	(1,680)	(7,379)
Net Realized Gain	(181)	—
Service Class:
Net Investment Income	(— )@	(24)
Net Realized Gain	(— )@	—
Investor Class:
Net Investment Income	(1)	(40)
Net Realized Gain	(— )@	—
Administrative Class:
Net Investment Income	(— )@	(— )@
Net Realized Gain	(— )@	—
Advisory Class:
Net Investment Income	(— )@	(8)
Net Realized Gain	(1)	—
Participant Class:
Net Investment Income	(— )@	(17)
Net Realized Gain	(2)	—
Cash Management Class:
Net Investment Income	(4)	(2,454)
Net Realized Gain	(86)	—
Total Distributions	(1,955)	(9,922)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	6,210,356	4,646,934
Distributions Reinvested	1,371	6,604
Redeemed	(6,684,281)	(5,030,699)
Service Class:
Subscribed	14,735	59,888
Redeemed	(14,735)	(59,888)
Investor Class:
Subscribed	1,632	325,030
Distributions Reinvested	1	40
Redeemed	(6,232)	(321,108)
Administrative Class:
Subscribed	—	100
Redeemed	—	(100)
Advisory Class:
Subscribed	3,590	7,203
Distributions Reinvested	1	8
Redeemed	(2,369)	(6,977)
Participant Class:
Subscribed	4,210	29,495
Distributions Reinvested	2	17
Redeemed	(1,859)	(36,619)
Cash Management Class:
Subscribed	1,879,366	1,037,377
Distributions Reinvested	88	2,364
Redeemed	(2,038,156)	(1,432,362)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(632,280)	(772,693)
Total Decrease in Net Assets	(632,423)	(772,347)
Net Assets:
Beginning of Period	2,430,892	3,203,239
End of Period	$1,798,469	$2,430,892
Undistributed Net Investment Income Included in End of Period Net Assets	$218	$—

The accompanying notes are an integral part of the financial statements.	53

2010 Annual Report

October 31, 2010

Statements of Changes in Net Assets (cont’d)

		Tax-Exempt
		Portfolio
		Year Ended	Year Ended
		October 31,	October 31,
		2010	2009
		(000)	(000)

(1)	Capital Share Transactions:
	Institutional Class:
	Shares Subscribed	6,210,356	4,646,934
	Shares Issued on Distributions Reinvested	1,371	6,604
	Shares Redeemed	(6,684,281)	(5,030,699)
	Net Decrease in Institutional Class Shares Outstanding	(472,554)	(377,161)
	Service Class:
	Shares Subscribed	14,735	59,888
	Shares Redeemed	(14,735)	(59,888)
	Net Increase in Service Class Shares Outstanding	—	—
	Investor Class:
	Shares Subscribed	1,632	325,030
	Shares Issued on Distributions Reinvested	1	40
	Shares Redeemed	(6,232)	(321,108)
	Net Increase (Decrease) in Investor Class Shares Outstanding	(4,599)	3,962
	Administrative Class:
	Shares Subscribed	—	100
	Shares Redeemed	—	(100)
	Net Increase in Administrative Class Shares Outstanding	—	—
	Advisory Class:
	Shares Subscribed	3,590	7,203
	Shares Issued on Distributions Reinvested	1	8
	Shares Redeemed	(2,369)	(6,977)
	Net Increase in Advisory Class Shares Outstanding	1,222	234
	Participant Class:
	Shares Subscribed	4,210	29,495
	Shares Issued on Distributions Reinvested	2	17
	Shares Redeemed	(1,859)	(36,619)
	Net Increase (Decrease) in Participant Class Shares Outstanding	2,353	(7,107)
	Cash Management Class:
	Shares Subscribed	1,879,366	1,037,377
	Shares Issued on Distributions Reinvested	88	2,364
	Shares Redeemed	(2,038,156)	(1,432,362)
	Net Decrease in Cash Management Class Shares Outstanding	(158,702)	(392,621)

@    Amount is less than $500.

54	The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions			Net Asset
	Value,	Net		Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment		(Loss) on		Investment	From Net		End of
	of Period	Income		Investments		Income	Realized Gain		Period
Money Market Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.002	††	$0.000	^	$(0.002)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.053		0.000	^	(0.053)	—		1.000
Year Ended 10/31/06	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Service Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		(0.000	)^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.034		(0.000	)^	(0.034)	—		1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—		1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.004		(0.000	)^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	—		1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.029		(0.000	)^	(0.029)	—		1.000
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	—		1.000
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	—		1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000

56	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

								Ratio of
					Ratio of			Net Investment
			Net		Expenses to Average	Ratio of	Ratio of Net	Income (Loss)
			Assets,	Ratio of	Net Assets	Expenses to Average	Investment	to Average
			End of	Expenses to	Excluding	Net Assets	Income (Loss)	Net Assets
	Total		Period	Average Net	Mutual Fund	(Before Waivers/	to Average	(Before Waivers/
	Return		(000)	Assets	Insurance	Reimbursement)	Net Assets	Reimbursement)
Money Market Portfolio:
Institutional Class
Year Ended 10/31/10	0.18	%^^	$3,069,495	0.16%¤	N/A	0.22%¤	0.16%¤	0.10%¤
Year Ended 10/31/09	0.53	%^^	4,438,771	0.22%	0.16%	0.27%	0.56%	0.51%
Year Ended 10/31/08	3.46	%#	4,655,771	0.12%	0.12%	0.21%	3.41%	3.32%
Year Ended 10/31/07	5.42	%##	10,013,524	0.12%	N/A	0.21%	5.28%	5.19%
Year Ended 10/31/06	4.89%		5,546,418	0.09%	N/A	0.22%	4.89%	4.77%
Service Class
Year Ended 10/31/10	0.13	%^^	$100	0.21%¤	N/A	0.27%¤	0.11%¤	0.05%¤
Year Ended 10/31/09	0.48	%^^	100	0.27%	0.21%	0.33%†	0.64%	0.58%
Year Ended 10/31/08	3.41	%#	3,999	0.17%	0.17%	0.26%	3.78%	3.69%
Year Ended 10/31/07	5.37	%##	530,874	0.17%	N/A	0.26%	5.28%	5.20%
Year Ended 10/31/06	4.84%		100	0.14%	N/A	0.27%	5.04%	4.92%
Investor Class
Year Ended 10/31/10	0.08	%^^	$2,435	0.26%¤	N/A	0.32%¤	0.06%¤	0.00%§¤
Year Ended 10/31/09	0.43	%^^	1,491	0.32%	0.26%	0.37%	0.34%	0.29%
Year Ended 10/31/08	3.36	%#	3,293	0.23%	0.22%	0.31%	3.15%	3.07%
Year Ended 10/31/07	5.32	%##	879	0.22%	N/A	0.31%	5.22%	5.13%
Year Ended 10/31/06	4.79%		288	0.19%	N/A	0.32%	4.83%	4.70%
Administrative Class
Year Ended 10/31/10	0.04	%^^	$100	0.30%¤	N/A	0.37%¤	0.02%¤	(0.05)%¤
Year Ended 10/31/09	0.38	%^^	100	0.37%	0.30%†	0.42%	0.39%	0.34%
Year Ended 10/31/08	3.31	%#	100	0.27%	0.27%	0.36%	4.29%	4.20%
Year Ended 10/31/07	5.26	%##	23,663	0.27%	N/A	0.36%	5.14%	5.05%
Year Ended 10/31/06	4.73%		100	0.24%	N/A	0.37%	4.63%	4.50%
Advisory Class
Year Ended 10/31/10	0.01	%^^	$248	0.33%¤	N/A	0.47%¤	(0.01)%¤	(0.15)%¤
Year Ended 10/31/09	0.31	%^^	274	0.47%	0.40%†	0.54%†	0.44%	0.37%
Year Ended 10/31/08	3.20	%#	1,328	0.37%	0.37%	0.46%	2.80%	2.71%
Year Ended 10/31/07	5.16	%##	17,235	0.37%	N/A	0.46%†	5.03%	4.94%
Year Ended 10/31/06	4.63%		11,642	0.35%†	N/A	0.46%†	4.90%	4.78%
Participant Class
Year Ended 10/31/10	0.01	%^^	$5,422	0.34%¤	N/A	0.72%¤	(0.02)%¤	(0.40)%¤
Year Ended 10/31/09	0.21	%^^	34,092	0.48%†	0.43%†	0.76%†	0.18%	(0.10)%
Year Ended 10/31/08	2.95	%#	10,286	0.67%†	0.63%†	0.68%†	2.39%	2.38%
Year Ended 10/31/07	4.90	%##	100	0.62%†	N/A	0.71%	4.78%	4.68%
Year Ended 10/31/06	4.40%		271	0.57%†	N/A	0.70%†	4.48%	4.35%
Cash Management Class
Year Ended 10/31/10	0.03	%^^	$128,496	0.30%¤	N/A	0.46%¤	0.02%¤	(0.14)%¤
Year Ended 10/31/09	0.28	%^^	147,565	0.48%†	0.40%†	0.58%†	0.32%	0.22%
Year Ended 10/31/08	3.15	%#	193,811	0.42%	0.42%	0.51%	3.05%	2.96%
Year Ended 10/31/07	5.11	%##	239,356	0.42%	N/A	0.51%	4.98%	4.88%
Year Ended 10/31/06	4.70%		221,503	0.40%†	N/A	0.53%†	4.98%	4.85%

The accompanying notes are an integral part of the financial statements.	57

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions			Net Asset
	Value,	Net		Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment		(Loss) on		Investment	From Net		End of
	of Period	Income		Investments		Income	Realized Gain		Period
Prime Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.002	††	$0.000	^	$(0.002)	$—		$1.000
Year Ended 10/31/09	1.000	0.005		0.000	^	(0.005)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.053		(0.000	)^	(0.053)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Service Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.033		(0.000	)^	(0.033)	—		1.000
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$—		$1.000
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.052		(0.000	)^	(0.052)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.032		(0.000	)^	(0.032)	—		1.000
Year Ended 10/31/07	1.000	0.051		(0.000	)^	(0.051)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		0.000	^	(0.046)	(0.000	)^	1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.031		(0.000	)^	(0.031)	—		1.000
Year Ended 10/31/07	1.000	0.050		(0.000	)^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.028		(0.000	)^	(0.028)	—		1.000
Year Ended 10/31/07	1.000	0.048		(0.000	)^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.043		0.000	^	(0.043)	(0.000	)^	1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.002		(0.000	)^	(0.002)	—		1.000
8/14/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	—		1.000

58	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

								Ratio of
					Ratio of			Net Investment
			Net		Expenses to Average	Ratio of	Ratio of Net	Income (Loss)
			Assets,	Ratio of	Net Assets	Expenses to Average	Investment	to Average
			End of	Expenses to	Excluding	Net Assets	Income (Loss)	Net Assets
	Total		Period	Average Net	Mutual Fund	(Before Waivers/	to Average	(Before Waivers/
	Return		(000)	Assets	Insurance	Reimbursement)	Net Assets	Reimbursement)
Prime Portfolio:
Institutional Class
Year Ended 10/31/10	0.16	%^^	$14,068,183	0.16%¤	N/A	0.21%¤	0.15%¤	0.10%¤
Year Ended 10/31/09	0.45	%^^	11,996,876	0.21%	0.16%	0.26%	0.47%	0.42%
Year Ended 10/31/08	3.37	%#	11,719,680	0.12%	0.12%	0.21%	3.30%	3.21%
Year Ended 10/31/07	5.40	%##	23,535,446	0.12%	N/A	0.21%	5.26%	5.17%
Year Ended 10/31/06	4.86%		17,542,077	0.12%	N/A	0.21%	4.75%	4.66%
Service Class
Year Ended 10/31/10	0.11	%^^	$157,554	0.21%¤	N/A	0.26%¤	0.10%¤	0.05%¤
Year Ended 10/31/09	0.40	%^^	19,172	0.26%	0.20%†	0.32%†	0.80%	0.74%
Year Ended 10/31/08	3.32	%#	251,186	0.17%	0.17%	0.26%	3.87%	3.78%
Year Ended 10/31/07	5.34	%##	1,097,867	0.17%	N/A	0.26%	5.23%	5.15%
Year Ended 10/31/06	4.81%		185,442	0.17%	N/A	0.26%	4.83%	4.74%
Investor Class
Year Ended 10/31/10	0.06	%^^	$7,467	0.26%¤	N/A	0.31%¤	0.05%¤	0.00%§¤
Year Ended 10/31/09	0.35	%^^	6,990	0.31%	0.26%	0.36%	0.55%	0.50%
Year Ended 10/31/08	3.26	%#	20,823	0.22%	0.22%	0.31%	2.95%	2.86%
Year Ended 10/31/07	5.29	%##	26,623	0.22%	N/A	0.31%	5.16%	5.07%
Year Ended 10/31/06	4.75%		5,500	0.22%	N/A	0.31%	4.61%	4.52%
Administrative Class
Year Ended 10/31/10	0.03	%^^	$100	0.29%¤	N/A	0.36%¤	0.02%¤	(0.05)%¤
Year Ended 10/31/09	0.30	%^^	100	0.36%	0.30%†	0.42%†	0.85%	0.79%
Year Ended 10/31/08	3.21	%#	1,727	0.27%	0.27%	0.36%	3.70%	3.61%
Year Ended 10/31/07	5.24	%##	12,589	0.27%	N/A	0.36%	5.11%	5.02%
Year Ended 10/31/06	4.70%		100	0.27%	N/A	0.36%	4.60%	4.51%
Advisory Class
Year Ended 10/31/10	0.01	%^^	$29,069	0.30%¤	N/A	0.46%¤	0.01%¤	(0.15)%¤
Year Ended 10/31/09	0.23	%^^	118,342	0.43%†	0.38%†	0.51%	0.32%	0.24%
Year Ended 10/31/08	3.11	%#	181,245	0.37%	0.37%	0.46%	3.14%	3.05%
Year Ended 10/31/07	5.13	%##	640,171	0.37%	N/A	0.46%	5.00%	4.91%
Year Ended 10/31/06	4.60%		62,544	0.37%	N/A	0.46%	4.43%	4.34%
Participant Class
Year Ended 10/31/10	0.01	%^^	$4,078	0.30%¤	N/A	0.71%¤	0.01%¤	(0.40)%¤
Year Ended 10/31/09	0.15	%^^	13,436	0.53%†	0.47%†	0.76%	0.17%	(0.06)%
Year Ended 10/31/08	2.85	%#	42,288	0.63%†	0.62%	0.71%	2.20%	2.12%
Year Ended 10/31/07	4.87	%##	3,607	0.62%	N/A	0.70%	4.70%	4.62%
Year Ended 10/31/06	4.37%		100	0.59%†	N/A	0.68%†	4.28%	4.19%
Cash Management Class
Year Ended 10/31/10	0.03	%^^	$1,912	0.34%¤	N/A	0.45%¤	(0.03)%¤	(0.14)%¤
Year Ended 10/31/09	0.21	%^^	3,533	0.46%†	0.41%†	0.56%	0.28%	0.18%
8/14/08** through 10/31/08	0.43	%#‡	7,277	0.48%*†	0.44%†	0.52%*†	1.88%*	1.84%*

The accompanying notes are an integral part of the financial statements.	59

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions		Net Asset
	Value,	Net		Unrealized Gain		From Net	Distributions	Value,
	Beginning	Investment		(Loss) on		Investment	From Net	End of
	of Period	Income		Investments		Income	Realized Gain	Period
Government Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$—	$1.000
Year Ended 10/31/09	1.000	0.003		(0.000	)^	(0.003)	—	1.000
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	—	1.000
Year Ended 10/31/07	1.000	0.052		0.000	^	(0.052)	—	1.000
Year Ended 10/31/06	1.000	0.048		—		(0.048)	—	1.000
Service Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—	1.000
Year Ended 10/31/08	1.000	0.029		0.000	^	(0.029)	—	1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	—	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—	1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—	1.000
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	—	1.000
Year Ended 10/31/07	1.000	0.051		0.000	^	(0.051)	—	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—	1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—	1.000
Year Ended 10/31/08	1.000	0.028		0.000	^	(0.028)	—	1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	—	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—	1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—	1.000
Year Ended 10/31/08	1.000	0.027		0.000	^	(0.027)	—	1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	—	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—	1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—	1.000
Year Ended 10/31/08	1.000	0.024		0.000	^	(0.024)	—	1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	—	1.000
Year Ended 10/31/06	1.000	0.043		0.000		(0.043)	—	1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—	1.000
8/14/08** through 10/31/08	1.000	0.004		0.000	^	(0.004)	—	1.000

60	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

							Ratio of
				Ratio of			Net Investment
		Net		Expenses to Average	Ratio of	Ratio of Net	Income (Loss)
		Assets,	Ratio of	Net Assets	Expenses to Average	Investment	to Average
		End of	Expenses to	Excluding	Net Assets	Income (Loss)	Net Assets
	Total	Period	Average Net	Mutual Fund	(Before Waivers/	to Average	(Before Waivers/
	Return	(000)	Assets	Insurance	Reimbursement)	Net Assets	Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/10	0.06%	$6,717,236	0.15%¤	N/A	0.21%¤	0.07%¤	0.01%¤
Year Ended 10/31/09	0.31%	8,395,247	0.19%	0.16%	0.25%	0.36%	0.30%
Year Ended 10/31/08	2.98%	15,198,786	0.13%	0.13%	0.21%	2.77%	2.69%
Year Ended 10/31/07	5.30%	6,928,113	0.12%	N/A	0.22%	5.12%	5.02%
Year Ended 10/31/06	4.87%	2,265,613	0.09%	N/A	0.21%	4.76%	4.64%
Service Class
Year Ended 10/31/10	0.02%	$100	0.17%¤	N/A	0.26%¤	0.05%¤	(0.04)%¤
Year Ended 10/31/09	0.26%	200,016	0.24%	0.21%	0.29%†	0.27%	0.22%
Year Ended 10/31/08	2.93%	166,521	0.18%	0.18%	0.26%	3.28%	3.20%
Year Ended 10/31/07	5.24%	1,347,156	0.17%	N/A	0.27%	4.93%	4.83%
Year Ended 10/31/06	4.81%	116	0.13%†	N/A	0.26%	4.67%	4.54%
Investor Class
Year Ended 10/31/10	0.01%	$99,752	0.20%¤	N/A	0.31%¤	0.02%¤	(0.09)%¤
Year Ended 10/31/09	0.22%	82,620	0.29%	0.25%†	0.35%	0.23%	0.17%
Year Ended 10/31/08	2.88%	151,210	0.23%	0.23%	0.31%	2.92%	2.84%
Year Ended 10/31/07	5.19%	300,198	0.22%	N/A	0.32%	5.09%	4.98%
Year Ended 10/31/06	4.76%	545,676	0.19%	N/A	0.31%	4.72%	4.60%
Administrative Class
Year Ended 10/31/10	0.01%	$20,567	0.19%¤	N/A	0.36%¤	0.03%¤	(0.14)%¤
Year Ended 10/31/09	0.19%	68,846	0.34%	0.29%†	0.40%	0.24%	0.18%
Year Ended 10/31/08	2.83%	148,076	0.28%	0.28%	0.36%	2.66%	2.58%
Year Ended 10/31/07	5.14%	84,339	0.27%	N/A	0.37%	4.98%	4.88%
Year Ended 10/31/06	4.71%	49,377	0.24%	N/A	0.36%	4.79%	4.67%
Advisory Class
Year Ended 10/31/10	0.01%	$128,054	0.20%¤	N/A	0.46%¤	0.02%¤	(0.24)%¤
Year Ended 10/31/09	0.14%	177,538	0.41%†	0.37%†	0.50%	0.19%	0.10%
Year Ended 10/31/08	2.73%	415,974	0.38%	0.38%	0.46%	2.72%	2.64%
Year Ended 10/31/07	5.03%	365,074	0.37%	N/A	0.47%	4.87%	4.77%
Year Ended 10/31/06	4.60%	126,760	0.34%	N/A	0.47%†	4.53%	4.40%
Participant Class
Year Ended 10/31/10	0.01%	$100	0.20%¤	N/A	0.71%¤	0.02%¤	(0.49)%¤
Year Ended 10/31/09	0.08%	100	0.44%†	0.40%†	0.75%	0.07%	(0.24)%
Year Ended 10/31/08	2.47%	100	0.63%	0.63%	0.71%	2.44%	2.36%
Year Ended 10/31/07	4.77%	100	0.62%	N/A	0.72%	4.66%	4.56%
Year Ended 10/31/06	4.38%	100	0.55%†	N/A	0.67%†	4.24%	4.12%
Cash Management Class
Year Ended 10/31/10	0.01%	$1,644	0.18%¤	N/A	0.45%¤	0.04%¤	(0.23)%¤
Year Ended 10/31/09	0.12%	3,119	0.42%†	0.38%†	0.55%	0.13%	0.00%§
8/14/08** through 10/31/08	0.36%‡	4,104	0.48%*†	0.44%†	0.53%*†	1.32%*	1.27%*

The accompanying notes are an integral part of the financial statements.	61

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions	Net Asset
	Value,	Net		Unrealized Gain		From Net	Value,
	Beginning	Investment		(Loss) on		Investment	End of
	of Period	Income		Investments		Income	Period
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.013		0.000	^	(0.013)	1.000
Service Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.012		(0.000	)^	(0.012)	1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)	1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.012		0.000	^	(0.012)	1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.011		0.000	^	(0.011)	1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
3/19/08** through 10/31/08	1.000	0.010		0.000	^	(0.010)	1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	1.000
7/21/08** through 10/31/08	1.000	0.004		(0.000	)^	(0.004)	1.000

62	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

											Ratio of
					Ratio of						Net Investment
		Net			Expenses to Average		Ratio of		Ratio of Net		Income (Loss)
		Assets,	Ratio of		Net Assets		Expenses to Average		Investment		to Average
		End of	Expenses to		Excluding		Net Assets		Income (Loss)		Net Assets
	Total	Period	Average Net		Mutual Fund		(Before Waivers/		to Average		(Before Waivers/
	Return	(000)	Assets		Insurance		Reimbursement)		Net Assets		Reimbursement)
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/10	0.02%	$561,488	0.14	%¤	N/A		0.24	%¤	0.02	%¤	(0.08	)%¤
Year Ended 10/31/09	0.13%	637,586	0.19%		0.16%		0.26%		0.13%		0.06%
3/19/08** through 10/31/08	1.27%‡	553,062	0.14	%*	0.12	%*	0.26	%*	1.89	%*	1.77	%*
Service Class
Year Ended 10/31/10	0.01%	$100	0.15	%¤	N/A		0.29	%¤	0.01	%¤	(0.13	)%¤
Year Ended 10/31/09	0.09%	100	0.23	%†	0.20	%†	0.32	%†	0.09%		0.00	%§
3/19/08** through 10/31/08	1.24%‡	100	0.18	%*†	0.17	%*	0.33	%*†	1.98	%*	1.83	%*
Investor Class
Year Ended 10/31/10	0.01%	$100	0.14	%¤	N/A		0.34	%¤	0.02	%¤	(0.18	)%¤
Year Ended 10/31/09	0.05%	10,001	0.25	%†	0.22	%†	0.38	%†	0.06%		(0.07)%
3/19/08** through 10/31/08	1.20%‡	8,407	0.26	%*†	0.23	%*	0.32	%*†	1.42	%*	1.36	%*
Administrative Class
Year Ended 10/31/10	0.01%	$100	0.15	%¤	N/A		0.39	%¤	0.01	%¤	(0.23	)%¤
Year Ended 10/31/09	0.04%	100	0.28	%†	0.25	%†	0.42	%†	0.04%		(0.10)%
3/19/08** through 10/31/08	1.17%‡	100	0.28	%*†	0.27	%*	0.43	%*†	1.88	%*	1.73	%*
Advisory Class
Year Ended 10/31/10	0.01%	$100	0.15	%¤	N/A		0.49	%¤	0.01	%¤	(0.33	)%¤
Year Ended 10/31/09	0.03%	100	0.29	%†	0.26	%†	0.52	%†	0.03%		(0.20)%
3/19/08** through 10/31/08	1.11%‡	100	0.38	%*†	0.37	%*	0.53	%*†	1.78	%*	1.63	%*
Participant Class
Year Ended 10/31/10	0.01%	$100	0.15	%¤	N/A		0.74	%¤	0.01	%¤	(0.58	)%¤
Year Ended 10/31/09	0.02%	100	0.30	%†	0.27	%†	0.77	%†	0.02%		(0.45)%
3/19/08** through 10/31/08	0.95%‡	100	0.64	%*†	0.62	%*	0.79	%*†	1.53	%*	1.38	%*
Cash Management Class
Year Ended 10/31/10	0.01%	$10,111	0.14	%¤	N/A		0.48	%¤	0.02	%¤	(0.32	)%¤
Year Ended 10/31/09	0.02%	20,227	0.31	%†	0.28	%†	0.56%		0.03%		(0.22)%
7/21/08** through 10/31/08	0.43%‡	42,612	0.48	%*†	0.42	%*	0.52	%*†	1.17	%*	1.13	%*

The accompanying notes are an integral part of the financial statements.	63

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions			Net Asset
	Value,	Net		Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment		(Loss) on		Investment	From Net		End of
	of Period	Income		Investments		Income	Realized Gain		Period
Treasury Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.001		(0.000	)^	(0.001)	—		1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Service Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000
Year Ended 10/31/08	1.000	0.022		0.000	^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.050		0.000	^	(0.050)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.047		—		(0.047)	—		1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.021		0.000	^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.049		0.000	^	(0.049)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.046		—		(0.046)	—		1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.020		0.000	^	(0.020)	—		1.000
Year Ended 10/31/07	1.000	0.048		0.000	^	(0.048)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.018		0.000	^	(0.018)	—		1.000
Year Ended 10/31/07	1.000	0.045		0.000	^	(0.045)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.042		—		(0.042)	—		1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	^††	$0.000	^	$(0.000)^	$—		$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000)^	—		1.000
Year Ended 10/31/08	1.000	0.019		0.000	^	(0.019)	—		1.000
Year Ended 10/31/07	1.000	0.047		0.000	^	(0.047)	(0.000	)^	1.000
Year Ended 10/31/06	1.000	0.045		—		(0.045)	—		1.000

64	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

										Ratio of
					Ratio of					Net Investment
		Net			Expenses to Average		Ratio of		Ratio of Net	Income (Loss)
		Assets,	Ratio of		Net Assets		Expenses to Average		Investment	to Average
		End of	Expenses to		Excluding		Net Assets		Income (Loss)	Net Assets
	Total	Period	Average Net		Mutual Fund		(Before Waivers/		to Average	(Before Waivers/
	Return	(000)	Assets		Insurance		Reimbursement)		Net Assets	Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/10	0.04%	$4,792,695	0.15	%¤	N/A		0.21	%¤	0.04%¤	(0.02)%¤
Year Ended 10/31/09	0.08%	4,629,315	0.21%		0.15%		0.27%		0.10%	0.04%
Year Ended 10/31/08	2.25%	8,805,663	0.13%		0.13%		0.21%		1.96%	1.88%
Year Ended 10/31/07	5.16%	2,836,089	0.10%		N/A		0.23%		4.50%	4.37%
Year Ended 10/31/06	4.82%	2,189	0.05%		N/A		0.52%		4.29%	3.82%
Service Class
Year Ended 10/31/10	0.01%	$100	0.16	%¤	N/A		0.26	%¤	0.03%¤	(0.07)%¤
Year Ended 10/31/09	0.05%	12,286	0.25	%†	0.17	%†	0.33	%†	0.07%	(0.01)%
Year Ended 10/31/08	2.20%	75,100	0.18%		0.18%		0.26%		1.85%	1.77%
Year Ended 10/31/07	5.11%	100	0.11	%†	N/A		0.55	%†	4.98%	4.54%
Year Ended 10/31/06	4.77%	100	0.10%		N/A		0.95	%†	4.66%	3.81%
Investor Class
Year Ended 10/31/10	0.01%	$110	0.16	%¤	N/A		0.31	%¤	0.03%¤	(0.12)%¤
Year Ended 10/31/09	0.04%	10,411	0.27	%†	0.20	%†	0.38	%†	0.03%	(0.08)%
Year Ended 10/31/08	2.15%	3,789	0.24	%†	0.22	%†	0.31%		0.79%	0.72%
Year Ended 10/31/07	5.06%	317	0.17	%†	N/A		0.51	%†	4.76%	4.42%
Year Ended 10/31/06	4.71%	100	0.15%		N/A		1.00	%†	4.61%	3.76%
Administrative Class
Year Ended 10/31/10	0.01%	$19,315	0.17	%¤	N/A		0.36	%¤	0.02%¤	(0.17)%¤
Year Ended 10/31/09	0.03%	28,457	0.28	%†	0.22	%†	0.43	%†	0.03%	(0.12)%
Year Ended 10/31/08	2.10%	111,065	0.28%		0.27%		0.36%		1.35%	1.27%
Year Ended 10/31/07	5.00%	100	0.21	%†	N/A		0.50	%†	4.84%	4.55%
Year Ended 10/31/06	4.66%	100	0.20%		N/A		1.05	%†	4.56%	3.71%
Advisory Class
Year Ended 10/31/10	0.01%	$51,426	0.17	%¤	N/A		0.46	%¤	0.02%¤	(0.27)%¤
Year Ended 10/31/09	0.02%	98,091	0.29	%†	0.22	%†	0.53	%†	0.02%	(0.22)%
Year Ended 10/31/08	2.00%	176,505	0.36	%†	0.36	%†	0.46%		2.01%	1.91%
Year Ended 10/31/07	4.90%	176,618	0.31	%†	N/A		0.72	%†	4.75%	4.34%
Year Ended 10/31/06	4.56%	77,083	0.30%		N/A		0.98	%†	4.54%	3.86%
Participant Class
Year Ended 10/31/10	0.01%	$127	0.17	%¤	N/A		0.71	%¤	0.02%¤	(0.52)%¤
Year Ended 10/31/09	0.01%	128	0.29	%†	0.22	%†	0.78	%†	0.01%	(0.48)%
Year Ended 10/31/08	1.77%	160	0.60	%†	0.60	%†	0.71%		1.93%	1.82%
Year Ended 10/31/07	4.64%	514	0.56	%†	N/A		1.04	%†	4.58%	4.10%
Year Ended 10/31/06	4.33%	330	0.53	%†	N/A		1.20	%†	4.41%	3.75%
Cash Management Class
Year Ended 10/31/10	0.01%	$257,495	0.18	%¤	N/A		0.45	%¤	0.01%¤	(0.26)%¤
Year Ended 10/31/09	0.02%	264,840	0.29	%†	0.23	%†	0.58	%†	0.02%	(0.27)%
Year Ended 10/31/08	1.96%	414,148	0.40	%†	0.39	%†	0.51%		1.23%	1.12%
Year Ended 10/31/07	4.84%	33,750	0.40	%†	N/A		0.53	%†	4.25%	4.12%
Year Ended 10/31/06	4.63%	100	0.23	%†	N/A		1.08	%†	4.53%	3.68%

The accompanying notes are an integral part of the financial statements.	65

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions				Net Asset
	Value,	Net		Unrealized Gain		From Net		Distributions		Value,
	Beginning	Investment		(Loss) on		Investment		From Net		End of
	of Period	Income		Investments		Income		Realized Gain		Period
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Service Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Investor Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Administrative Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Advisory Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Participant Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	(0.000	)^	(0.000	)^	—		1.000
10/27/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$(0.000	)^††	$0.000	^	$(0.000	)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000
10/7/08** through 10/31/08	1.000	0.000	^	0.000	^	(0.000	)^	—		1.000

66	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

									Ratio of
									Net Investment
		Net			Ratio of		Ratio of Net		Income (Loss)
		Assets,	Ratio of		Expenses to Average		Investment		to Average
		End of	Expenses to		Net Assets		Income (Loss)		Net Assets
	Total	Period	Average Net		(Before Waivers/		to Average		(Before Waivers/
	Return	(000)	Assets		Reimbursement)		Net Assets		Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/10	0.05%	$3,195	0.13	%¤	0.78	%¤	(0.01	)%¤	(0.66	)%¤
Year Ended 10/31/09	0.04%	33,422	0.11%		0.29%		0.04%		(0.14)%
10/7/08** through 10/31/08	0.00%§‡	282,625	0.06	%*	0.49	%*	0.05	%*	(0.37	)%*
Service Class
Year Ended 10/31/10	0.04%	$100	0.14	%¤	0.83	%¤	(0.02	)%¤	(0.71	)%¤
Year Ended 10/31/09	0.02%	100	0.14	%†	0.40	%†	0.02%		(0.24)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.62	%†*	0.06	%*	(0.50	)%*
Investor Class
Year Ended 10/31/10	0.03%	$100	0.15	%¤	0.88	%¤	(0.03	)%¤	(0.76	)%¤
Year Ended 10/31/09	0.02%	100	0.14	%†	0.45	%†	0.02%		(0.29)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.66	%†*	0.06	%*	(0.55	)%*
Administrative Class
Year Ended 10/31/10	0.03%	$100	0.15	%¤	0.93	%¤	(0.03	)%¤	(0.81	)%¤
Year Ended 10/31/09	0.02%	100	0.14	%†	0.50	%†	0.02%		(0.34)%
10/7/08** through 10/31/08	0.00%§‡	100	0.06	%*†	0.72	%†*	0.06	%*	(0.60	)%*
Advisory Class
Year Ended 10/31/10	0.02%	$100	0.16	%¤	1.02	%¤	(0.04	)%¤	(0.90	)%¤
Year Ended 10/31/09	0.02%	100	0.14	%†	0.60	%†	0.02%		(0.44)%
10/27/08** through 10/31/08	0.00%§‡	100	0.11	%*†	0.71	%†*	0.05	%*	(0.55	)%*
Participant Class
Year Ended 10/31/10	0.01%	$100	0.17	%¤	1.28	%¤	(0.05	)%¤	(1.16	)%¤
Year Ended 10/31/09	0.02%	100	0.14	%†	0.85	%†	0.02%		(0.69)%
10/27/08** through 10/31/08	0.00%§‡	100	0.10	%*†	0.96	%†*	0.05	%*	(0.81	)%*
Cash Management Class
Year Ended 10/31/10	0.02%	$15,661	0.17	%¤	1.02	%¤	(0.05	)%¤	(0.90	)%¤
Year Ended 10/31/09	0.02%	27,852	0.14	%†	0.61	%†	0.01%		(0.46)%
10/7/08** through 10/31/08	0.00%§‡	43,693	0.06	%*†	0.76	%†*	0.05	%*	(0.64	)%*

The accompanying notes are an integral part of the financial statements.	67

2010 Annual Report

October 31, 2010

Financial Highlights

				Net
	Net Asset			Realized and		Distributions			Net Asset
	Value,	Net		Unrealized Gain		From Net	Distributions		Value,
	Beginning	Investment		(Loss) on		Investment	From Net		End of
	of Period	Income		Investments		Income	Realized Gain		Period
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.004		0.000	^	(0.004)	—		1.000
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000
Year Ended 10/31/07	1.000	0.036		—		(0.036)	—		1.000
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000
Service Class
Year Ended 10/31/10	$1.000	$0.001	††	$0.000	^	$(0.001)	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.024		(0.000	)^	(0.024)	—		1.000
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000
Year Ended 10/31/06	1.000	0.032		—		(0.032)	—		1.000
Investor Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000
Year Ended 10/31/07	1.000	0.035		—		(0.035)	—		1.000
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000
Administrative Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.003		0.000	^	(0.003)	—		1.000
Year Ended 10/31/08	1.000	0.023		(0.000	)^	(0.023)	—		1.000
Year Ended 10/31/07	1.000	0.034		—		(0.034)	—		1.000
Year Ended 10/31/06	1.000	0.031		—		(0.031)	—		1.000
Advisory Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.022		(0.000	)^	(0.022)	—		1.000
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000
Participant Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.001		0.000	^	(0.001)	—		1.000
Year Ended 10/31/08	1.000	0.019		(0.000	)^	(0.019)	—		1.000
Year Ended 10/31/07	1.000	0.031		—		(0.031)	—		1.000
Year Ended 10/31/06	1.000	0.027		—		(0.027)	—		1.000
Cash Management Class
Year Ended 10/31/10	$1.000	$0.000	††^	$0.000	^	$(0.000)^	$(0.000	)^	$1.000
Year Ended 10/31/09	1.000	0.002		0.000	^	(0.002)	—		1.000
Year Ended 10/31/08	1.000	0.021		(0.000	)^	(0.021)	—		1.000
Year Ended 10/31/07	1.000	0.033		—		(0.033)	—		1.000
Year Ended 10/31/06	1.000	0.030		—		(0.030)	—		1.000

68	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Financial Highlights (cont’d)

											Ratio of
					Ratio of						Net Investment		Ratio of
		Net			Expenses to Average		Ratio of		Ratio of Net		Income (Loss)		Rebate from
		Assets,	Ratio of		Net Assets		Expenses to Average		Investment		to Average		Morgan Stanley
		End of	Expenses to		Excluding		Net Assets		Income (Loss)		Net Assets		Affiliates
	Total	Period	Average Net		Mutual Fund		(Before Waivers/		to Average		(Before Waivers/		to Average
	Return	(000)	Assets		Insurance		Reimbursement)		Net Assets		Reimbursement)		Net Assets
Tax-Exempt Portfolio:
Institutional Class
Year Ended 10/31/10	0.12%	$986,806	0.18	%¤	N/A		0.22	%¤	0.12	%¤	0.08	%¤	N/A
Year Ended 10/31/09	0.39%	1,459,441	0.19	%+	0.15	%+	0.25	%+	0.41	%+	0.35	%+	0.01%
Year Ended 10/31/08	2.44%	1,836,397	0.12	%+	0.12	%+	0.21	%+	2.35	%+	2.25	%+	0.00	%§
Year Ended 10/31/07	3.66%	2,191,307	0.11%		N/A		0.23%		3.60%		3.47%		N/A
Year Ended 10/31/06	3.27%	672,514	0.10%		N/A		0.23%		3.14%		3.01%		N/A
Service Class
Year Ended 10/31/10	0.07%	$100	0.23	%¤	N/A		0.27	%¤	0.07	%¤	0.03	%¤	N/A
Year Ended 10/31/09	0.34%	100	0.24	%+	0.20	%+	0.30	%+	0.44	%+	0.38	%+	0.01%
Year Ended 10/31/08	2.39%	100	0.17	%+	0.17	%+	0.26	%+	2.28	%+	2.18	%+	0.00	%§
Year Ended 10/31/07	3.60%	100	0.16%		N/A		0.29	%†	3.54%		3.41%		N/A
Year Ended 10/31/06	3.21%	100	0.15%		N/A		0.29	%†	3.16%		3.02%		N/A
Investor Class
Year Ended 10/31/10	0.03%	$1,366	0.27	%¤	N/A		0.32	%¤	0.03	%¤	(0.02	)%¤	N/A
Year Ended 10/31/09	0.29%	5,966	0.29	%+	0.25	%+	0.36	%+†	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	2.33%	2,003	0.22	%+	0.22	%+	0.31	%+	2.71	%+	2.61	%+	0.00	%§
Year Ended 10/31/07	3.55%	24,243	0.21%		N/A		0.33%		3.48%		3.36%		N/A
Year Ended 10/31/06	3.16%	3,052	0.20%		N/A		0.31	%†	3.26%		3.15%		N/A
Administrative Class
Year Ended 10/31/10	0.01%	$100	0.29	%¤	N/A		0.37	%¤	0.01	%¤	(0.07	)%¤	N/A
Year Ended 10/31/09	0.25%	100	0.33	%+†	0.29	%+†	0.40	%+	0.25	%+	0.18	%+	0.01%
Year Ended 10/31/08	2.28%	100	0.27	%+	0.27	%+	0.36	%+	2.26	%+	2.16	%+	0.00	%§
Year Ended 10/31/07	3.50%	100	0.26%		N/A		0.39	%†	3.44%		3.31%		N/A
Year Ended 10/31/06	3.11%	100	0.25%		N/A		0.39	%†	3.06%		2.92%		N/A
Advisory Class
Year Ended 10/31/10	0.01%	$6,213	0.29	%¤	N/A		0.47	%¤	0.01	%¤	(0.17	)%¤	N/A
Year Ended 10/31/09	0.19%	4,990	0.39	%+†	0.35	%+†	0.50	%+	0.18	%+	0.07	%+	0.01%
Year Ended 10/31/08	2.18%	4,756	0.37	%+	0.37	%+	0.46	%+	2.21	%+	2.11	%+	0.00	%§
Year Ended 10/31/07	3.40%	59,851	0.36%		N/A		0.49	%†	3.34%		3.21%		N/A
Year Ended 10/31/06	3.01%	32,141	0.35%		N/A		0.48%		2.76%		2.63%		N/A
Participant Class
Year Ended 10/31/10	0.01%	$17,929	0.29	%¤	N/A		0.72	%¤	0.01	%¤	(0.42	)%¤	N/A
Year Ended 10/31/09	0.09%	15,578	0.50	%+†	0.45	%+†	0.75	%+	0.11	%+	(0.14	)%+	0.01%
Year Ended 10/31/08	1.93%	22,683	0.62	%+	0.62	%+	0.71	%+	1.90	%+	1.80	%+	0.00	%§
Year Ended 10/31/07	3.14%	19,443	0.62	%†	N/A		0.72	%†	3.13%		3.03%		N/A
Year Ended 10/31/06	2.78%	100	0.57	%†	N/A		0.70	%†	2.74%		2.61%		N/A
Cash Management Class
Year Ended 10/31/10	0.01%	$785,955	0.30	%¤	N/A		0.47	%¤	0.00	%¤§	(0.17	)%¤	N/A
Year Ended 10/31/09	0.16%	944,717	0.44	%+†	0.39	%+†	0.56	%+†	0.19	%+	0.07	%+	0.01%
Year Ended 10/31/08	2.13%	1,337,200	0.42	%+	0.42	%+	0.51	%+	1.95	%+	1.85	%+	0.00	%§
Year Ended 10/31/07	3.35%	907,577	0.41%		N/A		0.53%		3.28%		3.16%		N/A
Year Ended 10/31/06	3.08%	188,740	0.40	%†	N/A		0.51	%†	3.17%		3.06%		N/A

The accompanying notes are an integral part of the financial statements.	69

2010 Annual Report

October 31, 2010

Notes to Financial Highlights

††	Per share amount is based on average shares outstanding.
^	Amount is less than $0.0005 per share.
¤	Reflects overall Portfolio ratios for investment income and non-class specific expenses.
^^

The Adviser contributed non recourse voluntary capital contributions to the Money Market and Prime Portfolios. The effect of these contributions are reflected in the Portfolios’ total returns above. Without these capital contributions, the impact was less than 0.005% to the total returns for the Money Market and Prime Portfolios. (See Note H within the Notes to Financial Statements).

#

The Adviser fully reimbursed the Portfolios for losses incurred resulting from the disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 3.34%, 3.29%, 3.23%, 3.18%, 3.08%, 2.82% and 3.03%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 3.21%, 3.16%, 3.11%, 3.06%, 2.96%, 2.70% and 0.43%, respectively.

##

The Adviser fully reimbursed the Portfolios for losses incurred resulting from disposal of investments. The impact of this reimbursement is reflected in the total returns shown above for the Money Market and Prime Portfolios. Without this reimbursement, the total returns for the Money Market Portfolio’s Institutional, Service, Investor, Administrative, Advisory, Participant and Cash Management Classes were 5.35%, 5.30%, 5.25%, 5.20%, 5.09%, 4.83% and 5.04%, respectively. Without this reimbursement, the total returns for the Prime Portfolio’s Institutional, Service, Investor, Administrative, Advisory and Participant Classes were 5.24%, 5.19%, 5.14%, 5.08%, 4.98%, and 4.72%, respectively.

†

Ratios of Expenses to Average Net Assets before and after Expense Limitations may vary among share classes by more or less than the service, shareholder administration and/or distribution plans’ (the “plans”) fees due to either (1) the different periods of operation for each share class, (2) fluctuations in daily net asset amounts, (3) changes in the plans’ fees during the period for each share class, (4) changes in the Portfolios’ expense cap during the year, (5) voluntarily waivers to the plans’ fees for each share class, or (6) a combination of the previous points.

§	Amount is less than 0.005%.
‡	Not Annualized.
*	Annualized.
+

The Ratio of Expenses and Net Investment Income reflect the rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratios of Rebate from Morgan Stanley Affiliates to Average Net Assets”.

**	Commencement of Operations.

70	The accompanying notes are an integral part of the financial statements.

2010 Annual Report

October 31, 2010

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a Massachusetts business trust. The Fund is comprised of seven separate, active, diversified portfolios (individually referred to as a “Portfolio”, collectively as the “Portfolios”). The Fund offers up to seven different classes of shares for certain Portfolios — Institutional Class, Service Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class. All classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

For detailed descriptions of the investment objectives of each of the Portfolios and other related information, please refer to the Prospectuses of the Fund. Generally, the investment objective of the Portfolios is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

As of December 23, 2008, the Treasury Securities Portfolio was closed to new investors. Existing shareholders may maintain their shares in the Portfolio, reinvested dividends or redeem shares, but can not add to their current balance or replenish balances if they have since redeemed. The Fund may resume offering of the Portfolio’s shares in the future.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.     Security Valuation: Securities owned by the Portfolios are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

2.     Repurchase Agreements: Certain Portfolios may enter into repurchase agreements under which a Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Portfolios, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

3.     Fair Value Measurement: In accordance with the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) “Fair Value Measurements and Disclosure” (“ASC 820”), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolios’ investments. The inputs are summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and

2010 Annual Report

October 31, 2010

Notes to Financial Statements (cont’d)

about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements, if any, is currently being assessed by the Fund’s management.

4.     Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains (losses) on the sale of investment securities are determined on a “first-in-first-out” basis. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets. Dividends to the shareholders of the Portfolios are accrued daily and are distributed on the last business day of each month.

B. Investment Advisory Fees: Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the “Agreement”) at the annual rates of the average daily net assets indicated below. The Adviser has voluntarily agreed to reduce its advisory fee and/or absorb other expenses, after giving effect to custody fee offsets, so that total annual operating expenses of each share class will not exceed the amounts noted below. This fee and expense waiver may be discontinued at any time.

Portfolio	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

	Maximum Expense Ratio
	Money			Government
Class	Market	Prime	Government	Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35	0.35

	Maximum Expense Ratio
		Treasury	Tax-
Class	Treasury	Securities	Exempt
Institutional Class	0.20%	0.20%	0.20%
Service Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35

The Ratio of Expenses to Average Net Assets disclosed in the Portfolios’ Financial Highlights may be lower than the maximum ratios indicated in the table above due to additional voluntary expense limitations imposed by the Adviser. The Adviser may terminate these additional voluntary limitations at any time at its sole discretion.

C. Administration Fees: MS Investment Management (the “Administrator”) also provides the Fund with administrative services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Portfolio’s average daily net assets.

Under a sub-administration agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund. Prior to June 14, 2010, JPMorgan Investor Services Co. (“JPMIS”) provided certain administrative services to the Fund. For such services, the Administrator paid JPMIS a portion of the fee the Administrator received from the Fund.

D. Distribution and Service and Shareholder Administration Plan Fees: Morgan Stanley Distribution, Inc. (the “Distributor”), a wholly-owned subsidiary of MS Investment Management and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Fund. The Fund has entered into an Administration Plan with respect to its Service Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Fund has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Fund has also entered into a Shareholder Service Plan and a Distribution Plan with respect to its Participant Class shares.

2010 Annual Report

October 31, 2010

Notes to Financial Statements (cont’d)

Pursuant to the Shareholder Service Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services. Pursuant to the Distribution Plan, the Participant Class shares will pay the Distributor a monthly or quarterly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate for any activities or expenses primarily intended to result in the sale of such class of shares.

The Fund has also entered into a Shareholder Service Plan with respect to its Cash Management Class shares to pay the Distributor to compensate Service Organizations who provide administrative services to shareholders. Pursuant to the Shareholder Service Plan, the Cash Management Class shares will pay the Distributor a monthly or quarterly service fee at an annual rate of 0.05% of the average daily net assets of such class of shares, to compensate Service Organizations for staffing and maintaining call centers and answering inquiries and addressing issues related to the Cash Management Class shares.

The Fund has also entered into a Distribution Plan with respect to its Cash Management Class shares pursuant to which its Cash Management Class shares pays the Distributor a monthly or quarterly fee at an annual rate of up to 0.10% of the average daily net assets of such class of shares (prior to June 14, 2010, the annual rate was 0.25%), to compensate certain financial intermediaries who provide any activities or expenses primarily intended to result in the sale of such class of shares.

The Distributor has voluntarily agreed to reduce its distribution fees, if necessary. The Distributor may terminate these additional waivers at any time.

E. Dividend Disbursing and Transfer Agent: The Fund dividend disbursing and transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a transfer agency agreement, the Fund pays Morgan Stanley Services a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

F. Custodian Fees: State Street Bank and Trust Company (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each Portfolio’s expenses. If applicable, these custodian credits are shown as “Expense Offset” in the Statements of Operations.

Prior to June 14, 2010, JPMorgan Chase Bank, N.A. served as custodian for the Fund in accordance with the custodian agreement.

G. Federal Income Taxes: It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

FASB ASC 740-10 “Income Taxes — Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2010, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2010 and 2009 was as follows:

	2010			2009
	Distributions			Distributions
	Paid From:			Paid From:
			Long-			Long-
		Tax-	term		Tax-	term
	Ordinary	Exempt	Capital	Ordinary	Exempt	Capital
	Income	Income	Gain	Income	Income	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)
Money Market	$6,817	$—	$—	$26,028	$—	$—
Prime	22,392	—	—	58,432	—	—
Government	4,177	—	107	43,699	—	—
Government Securities	157	—	4	915	—	—
Treasury	1,697	—	—	6,675	—	—
Treasury Securities	8	—	—	64	—	—
Tax-Exempt	118	1,685	152	606	9,316	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are generally due to distribution reclass, net operating loss, capital infusion and/or gain on the sale of deferred compensation assets. These resulted in the following

2010 Annual Report

October 31, 2010

Notes to Financial Statements (cont’d)

reclassifications among the Portfolios’ components of net assets at October 31, 2010:

	Accumulated
	Undistributed
	(Distribution
	in Excess of) Net	Accumulated
	Investment	Net Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Money Market	$1	$11,611	$(11,612)
Prime	(6)	20,801	(20,795)
Government	125	(125)	— @
Government Securities	6	(7)	1
Treasury	16	(15)	(1)
Treasury Securities	(13)	8	5
Tax-Exempt	8	1	(9)

@ Amount is less than $500.

At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed		Tax-	Undistributed
	Ordinary		Exempt	Long-term
	Income		Income	Capital Gain
Portfolio	(000)		(000)	(000)
Money Market	$356		$—	$—
Prime	1,935		—	—
Government	626		—	—
Government Securities	19		—	—
Treasury	256		—	—
Treasury Securities	—		—	—
Tax-Exempt	—	@	268	—

At October 31, 2010, cost for U.S. Federal income tax purposes for the investments of the Portfolio were as follows:

Portfolio	Cost (000)
Money Market	$3,205,934
Prime	14,267,810
Government	7,077,481
Government Securities	571,896
Treasury	5,114,376
Treasury Securities	19,334
Tax-Exempt	1,811,238

At October 31, 2010, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

Portfolio	2016	2018	Total
Money Market	$81	$—	$81
Prime	13	—	13
Tax-Exempt	—	82	82

During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Capital Loss
Carryforward
Utilized
Portfolio	(000)
Money Market	$10,660
Prime	15,101

H.    Transactions and Capital Infusions by Affiliates:

1.     Capital Infusions by Affiliate: On September 25, 2009, the Money Market and the Prime Portfolios received $1,000,000 and $6,000,000, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolios’ amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected.

On June 25, 2010, the Money Market and the Prime Portfolios received $10,613,133 and $14,794,806, respectively, as non recourse voluntary capital contributions from the Adviser. These voluntary capital contributions were intended to increase the Portfolio’s amortized cost net asset value per share. The Adviser did not receive any consideration in return for these capital contributions and no repayment or future consideration is expected. The amounts are reflected in the Statement of Operations and the Financial Highlights as voluntary contributions from the Adviser.

2.     Transactions with Affiliates: The Tax-Exempt Portfolio invested in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (“the Government Portfolio”), an open-ended management investment company managed by the Adviser.

A summary of the Tax-Exempt Portfolio’s transactions in shares of the Government Portfolio during the year ended October 31, 2010 is set forth below:

Market Value				Market Value
October 31,	Purchases	Sales	Dividend	October 31,
2009	at Cost	Proceeds	Income	2010
(000)	(000)	(000)	(000)	(000)
$—	$142,800	$142,800	$1	$—

For the year ended October 31, 2010, the following Portfolios had transactions with Citigroup, Inc. and its affiliated brokers/dealers, which are affiliates of the Investment Adviser, Distributor and Administrator:

	Market Value				Market Value
	October 31,	Purchases	Sales	Interest	October 31,
	2009	at Cost	Proceeds	Income	2010
Portfolio	(000)	(000)	(000)	(000)	(000)
Money Market	$—	$49,750,000	$49,630,000	$841	$120,000
Prime	—	152,730,000	152,450,000	2,708	280,000
Government	—	33,250,000	33,150,000	278	100,000
Treasury	—	16,750,000	16,750,000	117	—

I. Other (unaudited): A portion of the securities of the Tax-Exempt Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At October 31, 2010, approximately 3.9% of the net assets of the Tax-Exempt

2010 Annual Report

October 31, 2010

Notes to Financial Statements (cont’d)

Portfolio are covered by such insurance. The insurers and their obligations are as follows:

Percentage of
Insurers	Net Assets
AGC	0.1%
FSA	0.6
BHAC	3.2

At October 31, 2010, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners by class were as follows:

	Percentage of Ownership
Class	Money Market	Prime	Government	Government Securities
Institutional Class	47.24%	15.73%	62.98%	37.73%
Service Class	—	91.16	—	—
Investor Class	96.75	99.88	93.00	—
Administrative Class	—	—	71.36	—
Advisory Class	99.11	94.42	96.20	—
Participant Class	98.16	99.11	—	—
Cash Management Class	12.02	96.83	87.68	50.68

	Percentage of Ownership
Class	Treasury	Treasury Securities	Tax- Exempt
Institutional Class	22.39%	99.31%	—
Service Class	—	—	—
Investor Class	—	—	88.34%
Administrative Class	100.00	—	—
Advisory Class	95.57	—	93.26
Participant Class	21.16	—	95.25
Cash Management Class	11.57	48.24	—

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

K. Subsequent Event — Effective December 13, 2010, the Service Class has been renamed the Institutional Select Class.

2010 Annual Report

October 31, 2010

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Morgan Stanley Institutional Liquidity Funds:

We have audited the accompanying statements of assets and liabilities of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio (the “Portfolios”) (the seven portfolios comprising Morgan Stanley Institutional Liquidity Funds), including the portfolios of investments, as of October 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned seven portfolios comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 23, 2010

2010 Annual Report

October 31, 2010 (unaudited)

Federal Income Tax Information

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended October 31, 2010.

Each of the applicable Portfolios designated the following percentages of its income dividends as tax-exempt income dividends:

Portfolio	Percentage
Tax Exempt	100.0%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

Portfolio	Amount
Government	$106,087
Government Securities	3,472
Tax-Exempt	152,558

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended October 31, 2010.

Each of the applicable Portfolios may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

	Interest	Short-Term
	Related	Capital
	Dividends	Dividends
Money Market	$6,390,047	—
Prime	22,391,067	—
Government	4,159,470	$18,530
Government Securities	154,668	2,551
Treasury	1,681,548	15,473
Treasury Securities	—	—
Tax-Exempt	1,684,984	117,888

2010 Annual Report

October 31, 2010 (unaudited)

U.S. Privacy Policy

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

Morgan Stanley Institutional Liquidity Funds (collectively, the “Fund”) is required by federal law to provide you with a copy of their privacy policy (the “Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distribution, Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.   WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

• We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

• We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

• We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

• We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

• If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies,” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you.  Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

2010 Annual Report

October 31, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

a. Information we disclose to our affiliated companies.

In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information we disclose to third parties.

We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.   HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.   HOW CAN YOU LIMIT OUR SHARING OF CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.   HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

2010 Annual Report

October 31, 2010 (unaudited)

U.S. Privacy Policy (cont’d)

6.          HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

• Calling us at (888) 378-1630

Monday—Friday between 8a.m. and 6p.m. (EST)

• Writing to us at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.          WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Institutional Privacy Department

Harborside Financial Center, Plaza Two, 3rd Floor

Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

© 2010 Morgan Stanley

2010 Annual Report

October 31, 2010 (unaudited)

Trustee and Officer Information

Independent Trustees:

Number of
Portfolios in
Fund Complex
	Position(s)			Overseen by	Other Directorships
Name, Age and Address of	Held with	Length of Time		Independent	Held by Independent
Independent Trustee	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Trustees††
Frank L. Bowman (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy after serving 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); Served as Chief of Naval Personnel (July 1994-September 1994); Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				98	Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director of the Armed Services YMCA of the USA and the Naval Submarine League.

Michael Bozic (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994

Private Investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006), Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears Roebuck & Co.

				100	Director of various business organizations.

Kathleen A. Dennis (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

Dr. Manuel H. Johnson (61) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991- September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction); Director of Evergreen Energy; Director of Greenwich Capital Holdings.

Joseph J. Kearns (68) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003) and since August 1994 for certain predecessor Funds; CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

2010 Annual Report

October 31, 2010 (unaudited)

Trustee and Officer Information (cont’d)

Independent Trustees: (cont’d)

				Number of
				Portfolios in
				Fund Complex
	Position(s)			Overseen by	Other Directorships
Name, Age and Address of	Held with	Length of Time		Independent	Held by Independent
Independent Trustee	Registrant	Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Trustees††
Michael F. Klein (52) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co., Inc. and Morgan Stanley Dean Witter Investment Management (August 1997- December 1999).

				98	Director of certain investment funds managed or sponsored by Aetos Capital LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (74) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Director since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	100	None.

W. Allen Reed (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (July 1994-December 2005).	98	Director of Temple- Inland Industries (packaging and forest products), Director of Legg Mason, Inc. and Director of the Auburn University Foundation; formerly, Director of iShares, Inc. (2001-2006).

Fergus Reid (78) c/o Joe Pietryka, Inc. 85 Charles Coleman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	101	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

2010 Annual Report

October 31, 2010 (unaudited)

Trustee and Officer Information (cont’d)

Interested Trustee:

Number of
Portfolios in
Fund Complex
		Term of Office		Overseen by	Other Directorships
Name, Age and Address of	Position(s) Held	and Length of		Interested	Held by Interested
Interested Trustee	with Registrant	Time Served*	Principal Occupation(s) During Past 5 Years	Trustee**	Trustee††
James F. Higgins (62) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	99	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*                 This is the earliest date the Trustee began serving the Retail Funds or Institutional Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

††            This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

**          The Fund Complex includes all funds advised by Morgan Stanley Investment Management (as of October 31, 2010) that have an investment advisor that is an affiliated entity of MSIM (including but not limited to, Morgan Stanley Investment Advisors Inc. (“MSIA”) and Morgan Stanley AIP GP LP). The Retail Funds are those funds advised by MSIA. The Institutional Funds are certain U.S. registered funds advised by MSIM and Morgan Stanley AIP GP LP.

2010 Annual Report

October 31, 2010 (unaudited)

Trustee and Officer Information (cont’d)

Executive Officers:

	Position(s) Held	Term of Office
	with	and Length of
Name, Age and Address of Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (48) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer — Money Market and Liquidity Funds	Since September 2010

President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (April 2008-July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007-July 2010) and Vice President of the funds in the Fund Complex (June 2008-July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991-January 2007).

Mary Ann Picciotto (37) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Chief Compliance Officer	Since May 2010

Executive Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of the Retail Funds and Institutional Funds (since May 2010); Chief Compliance Officer of the Adviser and Morgan Stanley Investment Advisors Inc. (since April 2007).

Stefanie V. Chang Yu (44) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of the Adviser and various entities affiliated with the Adviser.

Mary E. Mullin (43) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser and various entities affiliated with the Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

Francis J. Smith (45) c/o Morgan Stanley Services Company Inc. Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002

Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer and Principal Financial Officer of the Retail Funds (since July 2003) and Institutional Funds (since March 2010).

*           This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.

100 Front Street, Suite 400

West Conshohocken, PA 19428-2899

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219804

Kansas City, MO 64121-9804

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111-2101

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC toll free at 1-(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1-(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the Morgan Stanley Institutional Liquidity Funds which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1-(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

© 2010 Morgan Stanley

MSILFANN
IU10-03772P-Y10/10

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2010

	Registrant			Covered Entities(1)
Audit Fees		$172,900		N/A

Non-Audit Fees
Audit-Related Fees		$—		$—	(2)
Tax Fees		$19,800	(2)	$199,783	(3)
All Other Fees	$			$154,883
Total Non-Audit Fees		$19,800		$354,666

Total		$192,780		$354,666

2009

	Registrant			Covered Entities(1)
Audit Fees		$172,900		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,909,000	(2)
Tax Fees		$19,880	(2)	$1,013,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$19,880		$7,922,000

Total		$192,780		$7,922,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)                      Not applicable.

(g)                   See table above.

(h)                   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Fund Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
December 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 16, 2010